PROSPECTUS

                                 PAUZE FUNDS(TM)
--------------------------------------------------------------------------------
                       PAUZE U.S. GOVERNMENT TOTAL RETURN
                                  BOND FUND(TM)
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                              PAUZE U.S. GOVERNMENT
                         INTERMEDIATE TERM BOND FUND(TM)
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                 PAUZE U.S. GOVERNMENT SHORT TERM BOND FUND(TM)
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               For Information, Shareholder Services and Requests:

                       14340 Torrey Chase Blvd., Suite 170
                              Houston, Texas 77014
                                 1-800-327-7170

                                     [LOGO]

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR COMPLETE, NOR HAS IT APPROVED OR DISAPPROVED OF THE FUNDS' SHARES. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

                                SEPTEMBER 1, 1999

                                TABLE OF CONTENTS


ABOUT THE FUNDS................................................................1

HOW THE FUNDS HAVE PERFORMED...................................................2

COSTS OF INVESTING IN THE FUNDS................................................4

HOW TO PURCHASE SHARES.........................................................6

ALTERNATIVE PURCHASE PLANS.....................................................7

HOW TO EXCHANGE SHARES.........................................................9

HOW TO REDEEM SHARES..........................................................10

MANAGEMENT OF THE FUNDS.......................................................12

SHAREHOLDER SERVICES..........................................................13

HOW SHARES ARE VALUED.........................................................13

DISTRIBUTIONS AND TAXES.......................................................14

ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES AND RISKS....................15

YEAR 2000 ISSUE...............................................................17

FINANCIAL HIGHLIGHTS..........................................................18

                                 ABOUT THE FUNDS

INVESTMENT OBJECTIVE

Pauze Funds(TM) offers investors three fixed income funds: the Pauze U.S. Government Total Return Bond Fund(TM), the Pauze U.S. Government Intermediate Term Bond Fund(TM) and the Pauze U.S. Government Short Term Bond Fund(TM). The investment objective of each Fund is to provide investors with a high total return (interest income plus or minus realized and unrealized capital appreciation and depreciation) consistent with preservation of capital and liquidity. Each Fund is designed to satisfy different needs, with its own separate and distinct portfolio of U.S. government and/or government agency securities within prescribed maturity ranges.

PRINCIPAL STRATEGIES

     The Fund's advisor uses extensive fundamental and technical analysis to formulate interest rate forecasts. When the advisor believes that interest rates will fall, it will lengthen the average duration of the Fund's portfolio securities to earn greater capital appreciation. When the advisor believes that interest rates will rise, it will shorten the average duration of the Fund's portfolio securities to reduce capital depreciation and preserve capital.

     The TOTAL RETURN BOND FUND invests exclusively in U.S. government securities, repurchase agreements backed by the U.S. government, and futures and options on government debt securities for hedging purposes only. U.S. government debt securities may be issued by the U. S. government, or by an agency of the U.
S. government. The Fund invests in debt securities of varying maturities, based upon the Fund's advisor's perception of market conditions, with no stipulated average maturity or duration.

     The Fund's advisor seeks high total return by restructuring the average duration of the Fund's portfolio securities to take advantage of anticipated changes in interest rates. Duration is the weighted average life of a fund's debt instruments measured on a present value basis.

     The INTERMEDIATE TERM BOND FUND invests exclusively in U.S. government debt securities, repurchase agreements backed by the U.S. government, and futures and options on government debt securities for hedging purposes only. U.S. government debt securities may be issued by the U.S. government or by an agency of the U.S. government. The Fund's advisor will restructure the average duration of the Fund's portfolio to take advantage of anticipated changes in interest rates, but will maintain the weighted average maturity of the Fund's portfolio between three and ten years.

     The SHORT TERM BOND FUND invests exclusively in U. S. government debt securities, repurchase agreements backed by the U.S. government, and futures and options on government debt securities for hedging purposes only. U.S. government debt securities may be issued by the U. S. government, or by an agency of the U.
S. government. The Fund's advisor will restructure the average duration of the Fund's portfolio to take advantage of anticipated changes in interest rates, but will maintain the weighted average maturity of the Fund's portfolio between one and three years.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

INTEREST RATE RISK. The value of your investment may decrease when interest rates rise. Because a portfolio with a longer duration is impacted by interest rate changes more than one with a shorter duration, the share price of the Total Return Bond Fund will be more volatile than the Intermediate Term Bond Fund, and the share price of the Intermediate Term Bond Fund will be more volatile than the Short Term Bond Fund.

CREDIT RISK. The issuer of the fixed income security (U.S. government agencies) may not be able to make interest and principal payments when due.

PREPAYMENT RISK. During periods of declining interest rates, prepayment of loans underlying mortgage-backed and asset-backed securities usually accelerates. Prepayment may shorten the effective maturities of these securities and a Fund may have to reinvest at a lower interest rate.

GOVERNMENT RISK. It is possible that the U.S. government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. If a U.S. government agency or instrumentality in which the Fund invests defaults and the U.S. government does not stand behind the obligation, the Fund's share price or yield could fall.

The United States government's guarantee of ultimate payment of principal and timely payment of interest of the United States government securities owned by a Fund does not imply that the Fund's shares are guaranteed or that the price of the Fund's shares will not fluctuate.

MANAGEMENT RISK. Each Fund's success at achieving its investment objective is dependent upon the Fund's advisor correctly forecasting future changes in interest rates. However, there is no assurance that the advisor will successfully forecast interest rates and, if its forecasts are wrong, the Fund may suffer a loss of principal or fail to fully participate in capital appreciation and the Fund may not have a yield as high as it might have otherwise.

As with any mutual fund investment, each Fund's returns will vary and you could lose money.

IS THIS FUND RIGHT FOR YOU? The Funds may be a suitable investment for:
o long term investors seeking a fund with an income and capital preservation strategy
o investors seeking to diversify their holdings with bonds and other fixed income securities
o    investors willing to accept price fluctuations in their investments.

                          HOW THE FUNDS HAVE PERFORMED

     The charts and tables below show the variability of each Fund's returns, which is one indicator of the risks of investing in the Fund. The bar charts show changes in each Fund's returns from year to year since the Fund's inception. Sales loads are not reflected in the bar chart and, if these amounts were reflected, returns would be less than those shown. The tables show how each Fund's average annual total returns over time compare to those of a broad-based securities market index. Of course, each Fund's past performance is not necessarily an indication of its future performance.

Annual Total Returns as of December 31 of each year

            --------------------------------------------------------
                  Pauze U.S. Government Total Return Bond Fund
                                 Class B Shares
                              Annual Total Returns

                                1997      12.13%
                                1998       2.60%
            --------------------------------------------------------

            --------------------------------------------------------
               Pauze U.S. Government Intermediate Term Bond Fund
                                 Class B Shares
                              Annual Total Returns

                                1997       3.88%
                                1998       4.08%
            --------------------------------------------------------

            --------------------------------------------------------
                   Pauze U.S. Government Short Term Bond Fund
                                 Class B Shares
                              Annual Total Returns

                                1997       1.56%
                                1998       1.47%
            --------------------------------------------------------

Each Fund's year-to-date return as of June 30, 1999 was as follows:
     Total Return Bond Fund - Class B                         (4.75)%
     Intermediate Term Bond Fund - Class B                    (1.95)%
     Short Term Bond Fund - Class B                           (0.38)%

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 12/31/98:

                                                 1 Year          Since Inception
                                                 ------          ---------------
Total Return Bond Fund - Class B                 (1.25)%              6.04%*
Lehman Government Bond Index                      9.85%              10.30%
Intermediate Term Bond Fund - Class B             0.18%               2.88%*
Lehman U.S. Treas. Intermediate Index             8.62%               8.55%
Short Term Bond Fund - Class B                   (2.34)%              0.44%*
Lehman 1-3 Government Index                       7.02%               7.11%
     *September 3, 1996

     For the Total Return Bond Fund (Class B), the highest return during the periods shown for a calendar quarter was 7.01% in the fourth quarter of 1997, and the lowest return was (5.58)% for the fourth quarter of 1998.

     For the Intermediate Term Bond Fund (Class B), the highest return during the periods shown for a calendar quarter was 3.15% in the fourth quarter of 1997, and the lowest return was 2.16% for the first quarter of 1997.

     For the Short Term Bond Fund (Class B), the highest return during the periods shown for a calendar quarter was 2.18% in the third quarter of 1998, and the lowest return was 0.98% for the second quarter of 1999.

                         COSTS OF INVESTING IN THE FUNDS

     The following table describes the expenses and fees that you may pay if you buy and hold shares of any of the Funds.

                                                       Total Return Bond Fund
                                                       ----------------------
                                                       Class B        Class C
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Sales Load Imposed on Purchases                         None            None
Sales Load Imposed on Redemptions(1)                    3.75%           None
Account Closing Fee (does not apply to exchanges)       $ 10            $ 10
Exchange Fee                                            None            None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                         0.60%           0.60%
12b-1 Fees                                              1.00%(2)        1.00%
Other Expenses                                          0.83%           0.83%
Total Fund Operating Expenses                           2.43%           2.43%

                                                     Intermediate Term Bond Fund
                                                     ---------------------------
                                                       Class B         Class C
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Sales Load Imposed on Purchases                         None            None
Sales Load Imposed on Redemptions(1)                    3.75%           None
Account Closing Fee (does not apply to exchanges)       $ 10            $ 10
Exchange Fee                                            None            None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                         0.50%           0.50%
12b-1 Fees                                              1.00%(2)        1.00%
Other Expenses                                          0.91%           0.91%
Total Fund Operating Expenses                           2.41%           2.41%

                                                        Short Term Bond Fund
                                                        --------------------
                                                       Class B         Class C
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Sales Load Imposed on Purchases                         None            None
Sales Load Imposed on Redemptions(1)                    3.75%           None
Account Closing Fee (does not apply to exchanges)       $ 10            $ 10
Exchange Fee                                            None            None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                         0.50%           0.50%
12b-1 Fees                                              1.00%(2)        1.00%
Other Expenses                                          0.98%           0.98%
Total Fund Operating Expenses                           2.48%           2.48%

EXAMPLE:
--------
     The example below is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, 5% annual total return, reinvested dividends and distributions, constant operating expenses, and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your costs would be:

                                  1 YEAR     3 YEARS    5 YEARS     10 YEARS
                                  ------     -------    -------     --------
Total Return Fund
-----------------
Class B
  if you sold your shares
     at the end of the period      $640      $1,159      $1,712      $3,266
  if you stayed in the Fund        $265      $  834      $1.487      $3,266
Class C                            $265      $  834      $1,487      $3,562

Intermediate Term Fund
----------------------
Class B
  if you sold your shares
     at the end of the period      $638      $1,152      $1,701      $3,240
  if you stayed in the Fund        $263      $  827      $1,476      $3,240
Class C                            $263      $  827      $1,476      $3,536

Short Term Fund
---------------
Class B
  if you sold your shares
     at the end of the period      $645      $1,175      $1,741      $3,333
  if you stayed in the Fund        $270      $  850      $1,516      $3,333
Class C                            $270      $  850      $1,516      $3,627

(1) The maximum contingent deferred sales charge (CDSC) as set forth in the table applies to redemptions of shares within two years of purchase. The CDSC decreases over the period of seven years, to zero, and the Class B shares convert to no-load shares at that time. See "Alternative Purchase Plans."
(2) Class B shares convert to no-load shares which pay 12b-1 fees of 0.25%, not 1.00%.

                             HOW TO PURCHASE SHARES

     The minimum initial investment is $1,000. The minimum subsequent investment is $50. The minimum initial investment for persons enrolled in an automatic investment plan is $100 and the minimum subsequent investment pursuant to such a plan is $30 per month per account.

     You may purchase shares through a registered representative of a participating dealer or a participating bank ("Representative") by placing an order for Fund shares with your Representative, and arranging for your payment. If you are investing in a Fund for the first time, you will need to set up an account. Your Representative will help you fill out and submit an application (a copy of which accompanies this Prospectus).

     Shares of a Fund are purchased at a price equal to their net asset value per share next determined after receipt of an order. When you place an order for a Fund's shares, you must specify which class of shares you wish to purchase. See "Alternative Purchase Plans."

     All purchase orders received by the Funds' distributor prior to the close of regular trading on the New York Stock Exchange (4:00 p.m. Eastern time) will be executed at that day's share price. Otherwise, your purchase will be processed the next business day, and you will pay the next day's share price. It is the responsibility of your Representative to transmit orders to the Funds' distributor on a timely basis.

     You may also invest in the following ways:

     BY MAIL: Send your application and check or money order, made payable to the appropriate Fund to:

                           PAUZE FUNDS(TM)
                           C/O FIRSTAR BANK
                           P.O. BOX 641367
                           CINCINNATI, OHIO 45264-1367

     When making subsequent investments, enclose your check with the return remittance portion of the confirmation of your previous investment or indicate on your check or a separate piece of paper your name, address and account number and mail to the address set forth above. Third party checks will not be accepted, and the Trust reserves the right to refuse to accept second party checks.

     BY TELEPHONE: Once your account is open, you may make investments by telephone by calling 1-800-327-7170. Payment for shares purchased by telephone is due within three business days after the date of the transaction. Investments by telephone are not available in any Fund retirement account administered by the Funds' administrator or their agents.

     If your telephone order to purchase shares is canceled due to nonpayment (whether or not your check has been processed by the Fund), you will be responsible for any loss incurred by the Trust because of such cancellation.

     BY WIRE: You may make your initial or subsequent investments in the Funds by wiring funds. To do so, call the Funds at 1-800-327-7170 for a confirmation number and wiring instructions.

To assure proper receipt, please be sure your bank includes the Fund name and the account number that has been assigned to you. If you are opening a new account, please complete the Account Application form and mail it to the address indicated in "By Mail" above after completing your wire arrangement.

     Wire purchases are completed when wired payment is received and the Fund accepts the purchase. The Fund and the Fund's distributor are not responsible for any delays that occur in wiring funds, including delays in processing by the bank. Note: Federal funds wire purchase orders will be accepted only when the Funds and Custodian Bank are open for business.

     There are no wire fees charged by the Funds for purchases of $1,000 or more. A wire fee of up to $20 will be charged by the Funds on wire purchases of less than $1,000. Your bank may charge wire fees for this service.

BY AUTOMATIC INVESTMENT PLAN: Once your account is open, you may make investments automatically by completing the automatic investment plan form authorizing the Funds to regularly draw on your bank account. You may automatically invest as little as $30 a month beginning within thirty (30) days after your account is opened. Ask your bank whether it will honor debits through the Automated Clearing House ("ACH") or, if necessary, preauthorized checks. You may change the date or amount of your investment any time by written instruction received by Pauze Funds(TM) at least fifteen business days before the change is to become effective.

ADDITIONAL INFORMATION ABOUT PURCHASES

     All purchases of shares are subject to acceptance by the Funds and are not binding until accepted. The Funds reserve the right to reject any application or investment. Orders become effective as of 4:00 p.m., Eastern time, Monday through Friday, exclusive of business holidays.

     Fees and charges associated with purchasing shares of the Funds are set forth in the Funds' prospectuses. However, investors may purchase and sell shares through registered broker-dealers who may charge additional fees for their services.

     If checks are returned unpaid due to nonsufficient funds, stop payment or other reasons, the Funds will charge $20 and you will be responsible for any loss incurred by the Fund with respect to canceling the purchase. To recover any such loss or charge, the Funds reserve the right, without further notice, to redeem shares already owned by any purchaser whose order is canceled and such a purchaser may be prohibited from placing further orders unless investments are accompanied by full payment by wire or cashier's check.

     Investments paid for by checks drawn on foreign banks may be deferred until such checks have cleared the normal collection process. In such instances, any amounts charged to the Fund for collection procedures will be deducted from the amount invested.

     If a Fund incurs a charge for locating a shareholder without a current address, such charge will be passed through to the shareholder.

                           ALTERNATIVE PURCHASE PLANS

     CLASS B. Class B shares are sold subject to a contingent deferred sales charge ("CDSC"). Under this plan, all of the purchase payment for Class B shares is immediately invested in the Fund. The Fund's advisor pays the Fund's distributor a fee or commission of 3.75% and is reimbursed by the Fund over time by charging an additional Rule 12b-1 fee of .75% to the Class B shares. If the broker-dealer provides additional shareholder services, it may receive a servicing fee of up to 0.25% of Fund assets attributable to your investment. The servicing fee is paid by the Fund's advisor from the 12b-1 fees it receives from the Fund. The distributor pays the participating broker-dealer's fee or commission of 3.25%, which may be increased or decreased in certain circumstances.

IF A REDEMPTION IS MADE:            THE REDEMPTION RATE FOR THE CDSC IS:

         year 1                                      3.75%
         year 2                                      3.75%
         year 3                                      3.25%
         year 4                                      2.75%
         year 5                                      2.25%
         year 6                                      1.75%
         year 7                                      1.25%
         Thereafter                                  -0-

NOTE: Class B shares convert to no-load shares when the CDSC expires. Each investment is considered a new investment for calculating the amount of any CDSC.

     A CDSC is imposed on Class B shares if, within the time frames set forth, you redeem an amount that causes the current value of your account to fall below the total dollar amount of Class B shares purchased subject to the CDSC. The CDSC will not be imposed on the redemption of Class B shares acquired as dividends or other distributions, or on any increase in the net asset value of the redeemed Class B shares above the original purchase price. Thus, the CDSC will be imposed on the lower of net asset value or purchase price. Redemptions will be processed in a manner intended to minimize the amount of redemption that will be subject to the CDSC. When calculating the CDSC, it will be assumed that the redemption is made first of Class B shares acquired as dividends, second of shares that have been held for over the prescribed time and finally of shares held for less than the prescribed time. If you exchanged Class B shares of one Pauze Fund for Class B shares of another Pauze Fund, the holding periods will be added together for purposes of calculating the CDSC.

     CLASS C. If you buy Class C shares, all of the purchase payment is immediately invested in the Fund. To compensate the broker-dealer for its sales and promotional efforts, plus its continuing service to the Fund's shareholder, the Fund pays the broker-dealer a continuing annual fee of 0.75% (a distribution fee) of Fund assets attributable to your investment. If the broker-dealer provides additional shareholder services, it may receive a servicing fee of up to 0.25% of Fund assets attributable to your investment. The servicing fee is paid by the Fund's advisor from the 12b-1 fees it receives from the Fund.

HOW TO DECIDE WHEN TO PURCHASE CLASS B OR CLASS C. The alternative purchase plans offered by the Funds enable you to choose the class of shares that you believe will be most beneficial given the amount of your intended purchase, the length of time you expect to hold the shares and other circumstances. You should consider whether, during the anticipated length of your intended investment in a Fund, the accumulated continuing distribution and services fees on Class C shares would exceed the accumulated Rule 12b-1 fees plus the CDSC on B shares purchased at the same time. Representatives may receive different compensation for sales of Class B shares than sales of Class C shares.

     Class B shares are subject to lower Rule 12b-1 fees after they convert to no-load shares and, accordingly, are expected to receive correspondingly higher dividends on a per share basis. You may wish to purchase Class B shares if you expect to hold your shares for an extended period of time because, depending on the number of years you hold the investment, the continuing distribution and services fees on Class C shares eventually would exceed the sales load plus the continuing services fee on Class B shares during the life of your investment.

     Each Fund offers a third class of shares by a separate prospectus. Each class has different sales charges and expenses, which will affect performance. Information on shares of the Funds offered on a different basis is available from the Funds upon written request to the address in this Prospectus or by calling 1-800-327-7170.

DISTRIBUTION (12B-1) FEES. Each Fund has adopted a plan under Rule 12b-1 that allows the Fund to pay distribution and other fees for the sale and distribution of its shares. Each plan provides that the applicable Fund will pay a 12b-1 fee at an annual rate of 0.25% of the Fund's average net assets to the advisor for its distribution related services and expenses. With respect to Class B shares and Class C shares, the plans provide that each Fund will use Fund assets allocable to those shares to pay additional Rule 12b-1 fees of 0.75% of said assets to cover fees paid to broker-dealers for sales and promotional services. The payments with respect to Class B shares go to the advisor to compensate it for fees paid to the selling broker-dealers, and the payments with respect to the Class C shares go directly to the broker-dealers. Under the plans, the Advisor bears all distribution expenses of the Funds in excess of the 12b-1 fees. The fees received by the Advisor for any class of shares during any year may be more or less than its costs for distribution related services provided to the class of shares. Because the distribution fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                             HOW TO EXCHANGE SHARES

     You may exchange some or all of your shares for shares of the same class of any other of the Pauze Funds(TM), which are properly registered for sale in your state. An exchange involves the simultaneous redemption (sale) of shares of one Fund and purchase of shares of another Fund at the respective closing net asset value and is a taxable transaction.

     BY TELEPHONE: You may direct Pauze Funds(TM) to exchange your shares by calling toll free 1-800-327-7170. In connection with such exchanges, neither the Funds nor the transfer agent will be responsible for acting upon any instructions reasonably believed by them to be genuine. The shareholder, as a result of this policy, will bear the risk of loss. The Funds and/or the transfer agent will, however, employ reasonable procedures to confirm that instructions communicated by telephone are genuine (including requiring some form of personal identification, providing written confirmation, and tape recording conversations); and if the Funds and/or the transfer agent do not employ reasonable procedures, they may be liable for losses due to unauthorized or fraudulent transactions.

     BY MAIL: You may direct Pauze Funds(TM) in writing to exchange your shares. The request must be signed exactly as the name appears on the registration. (Before writing, read "Additional Information about Exchanges.")

ADDITIONAL INFORMATION ABOUT EXCHANGES

     (1) All exchanges are subject to the minimum investment requirements and any other applicable terms set forth in the prospectus for the Fund whose shares are being acquired.

     (2) There is no charge for exchanges. However, the Funds may impose a $5 charge, which would be paid to the transfer agent, for each exchange transaction out of any fund account, to cover administrative costs associated with handling these exchanges. Shareholders will be notified before the Funds impose an exchange fee.

     (3) As with any other redemption, if the shares were purchased by check the Funds may hold redemption proceeds until the purchase check has cleared. This may take up to seven days. In such event, the purchase side of the exchange transaction will also be delayed. You will be notified immediately if a Fund is exercising this right.

     (4) Shares may not be exchanged unless you have furnished Pauze Funds(TM) with your tax identification number, certified as prescribed by the Internal Revenue Code and Regulations, and the exchange is to an account with like registration and tax identification number.

     (5) The exchange privilege may be modified or terminated at any time.

                              HOW TO REDEEM SHARES

     If your redemption request is received prior to close of trading on the New York Stock Exchange (4:00 p.m. Eastern time), your redemption will be priced the same day. Any redemption request received after that time will be priced the next day.

     BY MAIL: Your redemption request must include:

     (a) original signatures of each registered owner exactly as the shares are registered;
     (b)  the fund name and the account number;
     (c)  the number of shares or dollar amount to be redeemed; and
     (d) any additional documents that may be required for redemption by corporations, partnerships, trusts or other entities.

Send your written request for redemption form to:
                                   Pauze Funds(TM)
                                   c/o Champion Fund Services
                                   14340 Torrey Chase Blvd., Suite 170
                                   Houston, Texas  77014

     BY TELEPHONE: You may request redemption by telephone. If you do not wish to allow telephone redemptions by any person on the account, you should decline that option on the account application.

     This feature can only be used on non-institutional accounts if:
     a) the redemption proceeds are to be mailed to the address of record or wired to the pre-authorized bank account;
     b) there has been no change of address of record on the account within the preceding 30 days;
     c)   the   person    requesting   the   redemption   can   provide   proper
          identification; and
     d)   the proceeds of the redemption do not exceed $15,000.

     In connection with telephone redemptions, neither the Funds nor the transfer agent will be responsible for acting upon any instructions reasonably believed by them to be genuine. The Funds and/or the transfer agent will, however, employ reasonable procedures to confirm that instructions communicated by telephone are genuine (including requiring some form of personal identification, providing written confirmations, and tape recording conversations); and if the Funds or the transfer agent do not employ reasonable procedures, they may be liable for losses due to unauthorized or fraudulent transactions.

SPECIAL REDEMPTION ARRANGEMENTS

     Special arrangements may be made by institutional investors, or on behalf of accounts established by brokers, advisers, banks or similar institutions, to have redemption proceeds transferred by wire to pre-established accounts upon telephone instructions. For further information call the Funds at 1-800-327-7170.

SIGNATURE GUARANTEE

     Redemptions in excess of $50,000 currently require a signature guarantee. A signature guarantee is required for all redemptions, regardless of the amount involved, when proceeds are to be paid to someone other than the registered owner of the shares to be redeemed, or if proceeds are to be mailed to an address other than the registered address of record. A signature guarantee verifies the authenticity of your signature and the guarantor must be an eligible guarantor. In order to be eligible, the guarantor must be a participant in a STAMP program (a Securities Transfer Agents Medallion Program). You may call the Funds at 1-800-327-7170 to determine whether the guarantor is eligible.

REDEMPTION PROCEEDS MAY BE SENT TO YOU:

     BY MAIL: If your redemption check is mailed, it is usually mailed within 48 hours of receipt of the redemption request; however, the Funds may hold redemption proceeds for up to seven days. If the shares to be redeemed were purchased by check, the redemption proceeds will not be mailed until the purchase check has cleared, which may take up to seven days from the purchase date. You may avoid this requirement by investing by bank wire (Federal funds). Please notify the Fund promptly in writing of any change of address.

     BY WIRE: You may authorize the Funds to transmit redemption proceeds by wire provided you send written instructions with a signature guarantee at the time of redemption. Proceeds from your redemption will usually be transmitted on the first business day following the redemption. However, the Funds may hold redemptions proceeds for up to seven days. If the shares to be redeemed were purchased by check, the redemption proceeds will not be wired until the purchase check has cleared, which may take up to seven days from the purchase date. A wire fee of up to $20 will be charged by the Funds, which is deducted from redemption proceeds.

ADDITIONAL INFORMATION ABOUT REDEMPTIONS

     (1) The redemption price may be more or less than your cost, depending on the net asset value of the Fund's portfolio next determined after your request is received.

     (2) A request to redeem shares in an IRA or similar retirement account must be accompanied by an IRS Form W4-P and must state a reason for withdrawal as specified by the IRS. Proceeds from the redemption of shares from a retirement account may be subject to withholding tax.

     (3) Each Fund may redeem existing accounts and refuse a potential account the privilege of having an account in the Fund if the Fund reasonably determines that the failure to do so would have a material adverse consequence to the Fund and its shareholders.

     (4) Excessive short term trading has an adverse impact on effective portfolio management as well as upon Fund expenses. The Funds may refuse investments from shareholders who engage in short term trading, including exchanges into a Fund.

ACCOUNT CLOSING FEE

     In order to reduce Fund expenses, an account closing fee of $10 will be assessed to shareholders who redeem all shares in their Fund account and direct that redemption proceeds be directed to them by mail or wire. The charge is payable directly to the transfer agent which, in turn, will reduce its charges to the Fund by an equal amount. The account closing fee does not apply to exchanges between Funds.

     The purpose of the charge is to allocate to redeeming shareholders a more equitable portion of the transfer agent's fee, including the cost of tax reporting, which is based upon the number of shareholder accounts. When a shareholder closes an account, the Fund must continue to carry the account on its books, maintain the account records and complete year-end tax reporting. With no assets, the account cannot pay its own expenses and imposes an unfair burden on remaining shareholders.

SMALL ACCOUNTS

     Fund accounts which fall, for any reason other than market fluctuations, below $1,000 at any time during a month will be subject to a small account charge of $5 for that month which is deducted the next business day. The charge is payable directly to the transfer agent which, in turn, will reduce its charges to the Fund by an equal amount. The purpose of the charge is to allocate the cost of maintaining shareholder accounts more equitably among shareholders.

     Active automatic investment plan, UGMA/UTMA, and retirement plan accounts administered by the Fund's administrator or its agents or affiliates will not be subject to the small account charge.

     In order to reduce expenses, each Fund may redeem all of the shares in any shareholder account, other than an active automatic investment plan, UGMA/UTMA and retirement plan account, if, for a period of more than three months, the account has a net value of $500 or less and the reduction in value is not due to market action. If the Fund elects to close such accounts, it will notify shareholders whose accounts are below the minimum of its intention to do so, and will provide those shareholders with an opportunity to increase their accounts by investing a sufficient amount to bring their accounts up to the minimum amount within ninety (90) days of the notice. No account closing fee will be charged to investors whose accounts are closed under the mandatory redemption provision.

                             MANAGEMENT OF THE FUNDS

     Pauze, Swanson & Associates Investment Advisors Inc. d/b/a Pauze Swanson Capital Management Co.(TM), 14340 Torrey Chase Blvd., Suite 170, Houston, Texas 77014, the Funds' investment advisor, is a Texas corporation which was registered with the Securities and Exchange Commission as an investment advisor in December 1993. Mr. Philip C. Pauze, President and controlling shareholder of the advisor, is primarily responsible for the day-to-day management of the Total Return and Short Term Fund's portfolio. He has managed the Total Return Fund since commencement of operations in January 1994 and the Short Term Fund since January 1998.

     Mr. Pauze has specialized in managing portfolios of United States government securities for trusts, small institutions, and retirement plans since 1985. Mr. Philip Pauze assisted the California Funeral Directors Association in establishing the California Master Trust (the "CMT") and has been its financial consultant since inception. CMT's investment performance has been highly rated by independent evaluators. In addition to the CMT, Mr. Philip Pauze serves as the financial consultant to the government bond portfolio of the Pennsylvania Funeral Trust, to the American Funeral Trust, a nationwide funeral trust, and to the California and Pennsylvania Funeral Directors Association's Retirement Plans.

     Since October 1998, Mr. Stephen P. Pauze, Assistant Vice President of the advisor, has been responsible for the day-to-day management of the Intermediate Term Fund portfolio. Mr. Stephen Pauze has a degree in Financial Planning and served as broker-dealer wholesaler and an account executive for the advisor in the Mid-Central and Southeast Regions of the United States from June 1997 to October 1998. From April 1996 to June 1997, Mr. Stephen Pauze was a supervisor at Roadway Express, Inc.

     The advisor furnishes an investment program for the Funds, determines, subject to the overall supervision and review of the Board of Trustees of the Trust, what investments should be purchased, sold and held, and makes changes on behalf of the Trust in the investments of the Funds. For these services, the advisor received fees for the fiscal year ended April 30, 1999, as a percentage of net assets, as follows: Total Return Fund, 0.60%, Intermediate Term Fund, 0.50% and Short Term Fund, 0.50%.

                              SHAREHOLDER SERVICES

     Each Fund has available a number of plans and services to meet the special needs of certain investors. Plans available include, but are not limited to:

     (1)  payroll deduction plans, including military allotments;
     (2)  custodial accounts for minors;
     (3)  a flexible, systematic withdrawal plan; and
     (4)  various   retirement  plans  such  as  IRA,   403(b)(7),   401(k)  and
          employer-adopted defined benefit and defined contribution plans.

     There is an annual charge for each retirement plan fund account with respect to which a service provider acts as custodian. If this charge is not paid separately prior to the last business day of a calendar year or prior to a total redemption, it will be deducted from the shareholder's account.

Application forms and brochures describing these plans and services can be obtained by calling 1-800-327-7170.

                              HOW SHARES ARE VALUED

     The price of your shares is based on the applicable Fund's net asset value per share (NAV). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New

York Stock Exchange is open for business (the Stock Exchange is closed on weekends, Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.

     Each Fund's assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value.

     Requests to purchase, exchange and sell shares are processed at the NAV next calculated after we receive your order in proper form.

                             DISTRIBUTIONS AND TAXES

     As a shareholder of a Fund, you are entitled to your share of the Fund's distributed net income and any net gains realized on its investments. Dividend and capital gains distributions will have tax consequences you should know about.

DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS

     Each Fund intends to distribute substantially all of its net investment income as DIVIDENDS to its shareholders at the end of each month. Short-term capital gains are distributed at the end of the calendar year and are included in net investment income. Each Fund realizes long-term capital gains whenever it sells securities held for more than one year for a higher price than it paid for them. Each Fund intends to distribute substantially all of its net realized long-term capital gains, if any, at the end of the calendar year as CAPITAL GAIN DISTRIBUTIONS. Each Fund expects that its distributions will consist primarily of dividends.

     Before they are distributed, net long-term capital gains are included in the value of each share. After they are distributed, the value of each share drops by the per-share amount of the distribution. If you reinvest the distribution, the total value of your account will not change.

REINVESTMENTS

     Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the applicable Fund, unless:

     o you request the Fund in writing or by phone to pay dividend and/or capital gain distributions to you in cash, or

     o you direct the Fund to invest your distributions in any publicly available Pauze Fund(TM) for which you have previously opened an account.

     If your distribution check is returned as undeliverable, or not cashed after 180 days, we will reinvest the check into your account at the then-current net asset value and make future distributions in the form of additional shares.

TAXES

     Distributions are subject to federal income tax and also may be subject to state and local taxes. Each January, you will receive a tax statement showing the kinds and total amount of all distributions you received during the previous year. You must report distributions on your tax returns, even if they are reinvested in additional shares.

     Under Federal law, the income derived from obligations issued by the United States government and certain of its agencies and instrumentalities is exempt from state income taxes. All states that tax personal income permit mutual funds to pass through this tax exemption to shareholders provided applicable diversification/threshold limits and reporting requirements are satisfied.

     Buying a dividend creates a liability. This means buying shares shortly before a net investment income or a capital gain distribution. You pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which is taxable.

     Redemptions and exchanges subject you to a tax on any capital gain. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be either short term (for shares held for one year or less) or long term (for shares held for more than one year).

     IMPORTANT: This is a brief summary of certain federal tax rules that apply to the Fund. Tax matters are highly individual and complex, and you should consult a qualified tax advisor about your personal situation.

           ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES AND RISKS

PRINCIPAL STRATEGIES

     United States Treasury securities are backed by the full faith and credit of the United States government. These securities differ only in their interest rates, maturities, timing of interest payments, and times of issuance. Treasury bills have initial maturities of one year or less, do not make semi-annual interest payments, and are purchased or sold at a discount from their face value; Treasury notes have initial maturities of one to ten years and pay interest semiannually; and Treasury bonds generally have initial maturities of greater than ten years and pay interest semi-annually.

     Among the bonds that may be purchased are GNMA Certificates (popularly called "Ginnie Maes"). Ginnie Maes are backed by the full faith and credit of the United States government. Ginnie Maes are mortgage-backed securities representing part ownership of a pool of mortgage loans which are insured by the Federal Housing Administration or Farmers' Home Administration or guaranteed by the Veterans' Administration. The Fund may invest in Ginnie Maes of the "fully modified pass-through" type which are guaranteed as to the timely payment of principal and interest by the Government National Mortgage Association, a United States government corporation. Interest and principal payments (including prepayments) on the mortgages underlying mortgage-backed securities are passed through to the holders of the mortgage-backed security. Prepayments occur when a holder of the mortgage prepays the remaining principal before the mortgage's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayments of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying securities vary, it is not possible to predict accurately the realized yield or average life of a particular issue of pass-through certificates. Prepayments are important because of their effect on the yield and price of the securities. During periods of declining interest rates, such prepayments can be expected to accelerate and the Fund would be required to reinvest the proceeds at the lower interest rates then available. In addition, prepayments of mortgages which underlie securities purchased at a premium may not have been fully amortized at the time the obligation is repaid and may result in a loss. As a result of these principal payment features, mortgage-backed securities are generally more volatile investments than other United States government securities.

Interest Rate Sensitivity: The investment income of each Fund is based on the income earned on the securities it holds, less expenses incurred; thus, a Fund's investment income may be expected to fluctuate in response to changes in such expenses or income. For example, the investment income of a Fund may be affected if it experiences a net inflow of new money that is then invested in securities whose yield is higher or lower than that earned on the then current investments.

     Generally, the value of the securities held by a Fund, and thus the net asset value ("NAV") of the Fund, will rise when interest rates decline. Conversely, when interest rates rise, the value of fixed income securities, and thus the NAV per share of the Fund, may be expected to decline. If the Fund's advisor incorrectly forecasts interest rates, both the rate of return and the NAV of the Fund may be adversely affected. As an example, if the advisor forecasts that interest rates are generally to go up, and accordingly shortens the maturities of the instruments within the Fund and interest rates in fact go down, then the interest income gained by the Fund will be less than if the Fund had not shortened its maturities. Additionally, any capital gain that might have been achieved because of the longer maturities would be less with the shorter maturities. Additionally, should the advisor incorrectly forecast that interest rates are generally going down, lengthen the maturities of the instruments within the Fund and interest rates in fact go up, then the value of the longer maturities would decline more than those of the shorter maturities. Thus, the NAV would also decline more. There is no assurance that the advisor will be correct in its forecast of changes in interest rates nor that the strategies employed by the advisor to take advantage of changes in the interest rate environment will be successful, and thus there is no assurance that a Fund will achieve its investment objective.

NON-PRINCIPAL STRATEGIES

Futures Contracts and Options: Each Fund may invest in futures contracts and option contracts on U.S. government debt securities for hedging purposes only. Futures contracts and options contracts pose additional risks. See the Statement of Additional Information for a description of the risks.

Investment Objective: The investment objective of each Fund is not fundamental, and may be changed by the Board of Trustees without shareholder approval. Any such change may result in a Fund having an investment objective different from what the shareholder considered appropriate at the time of investment in the Fund.

Lending of Portfolio Securities: Each Fund may lend securities to broker-dealers or institutional investors for their use in connection with short sales, arbitrages and other securities transactions. A Fund will not lend portfolio securities unless the loan is secured by collateral (consisting of any combination of cash and United States government securities) in an amount at least equal (on a daily mark-to-market basis) to the current market value of the securities loaned. In the event of a bankruptcy or breach of agreement by the borrower of the securities, the Fund could experience delays and costs in recovering the securities loaned. A Fund will not enter into securities lending agreements unless its custodian bank/lending agent will fully indemnify the Fund against loss due to borrower default. A Fund may not lend securities with an aggregate market value of more than one-third of the Fund's total net assets.

When-Issued and Delayed Delivery Securities: Each Fund may purchase debt obligations on a "when-issued" basis or may purchase or sell securities for delayed delivery. In when-issued or delayed delivery transactions, delivery of the securities occurs beyond normal settlement period, but the Fund would not pay for such securities or start earning interest on them until they are delivered. However, when a Fund purchases securities on a when-issued or delayed delivery basis, it immediately assumes the risks of ownership, including the risk of price fluctuation. Failure of delivery of a security purchased on a when-issued basis or delayed delivery basis may result in a loss or missed opportunity to make an alternative investment. Depending on market conditions, a Fund's when-issued and delayed delivery purchase commitments could cause its net asset value per share to be more volatile, because such securities may increase the amount by which the Fund's total assets, including the value of when-issued and delayed delivery securities held by the Fund, exceed its net assets.

                                 YEAR 2000 ISSUE

     Like other mutual funds, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by the Funds' advisor or the Funds' various service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue."

     The advisor has taken steps that it believes are reasonably designed to address the Year 2000 Issue with respect to computer systems that are used and to obtain reasonable assurances that comparable steps are being taken by the Funds' major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds. In addition, the advisor cannot make any assurances that the Year 2000 Issue will not affect the companies in which the Funds invest or worldwide markets and economies.

                              FINANCIAL HIGHLIGHTS

The following condensed financial information has been audited by Tait, Weller & Baker, the Funds' independent accountants. The information should be read in conjunction with the audit report and financial statements included in the 1999 Annual Report to Shareholders. In addition to the data set forth below, further information about performance of the Funds is contained in the Annual Report which may be obtained without charge from the Funds' distributor. The presentation is for a share outstanding throughout each period ended April 30, except as indicated.

                Net Asset                         Realized         Dividends      Distributions                     Net Asset
                  Value              Net       and Unrealized      from Net            From         Liquidations      Value
                Beginning        Investment    Gains (Losses)     Investment         Capital            From           End
                Of Period          Income      of Investments       Income            Gains            Capital       of Period
------------------------------------------------------------------------------------------------------------------------------
U.S. Government Total Return Bond Fund
------------------------------------------------------------------------------------------------------------------------------
CLASS B
1999            $  10.41          $   0.27        $  (0.83)        $  (0.27)        $  (0.19)              --         $   9.39
1998                9.84              0.36            1.40            (0.36)           (0.83)              --            10.41
1997 (1)           10.00              0.27           (0.16)           (0.27)              --               --             9.84
CLASS C
1999 (2)        $  10.00          $   0.28        $  (0.82)        $  (0.28)        $  (0.19)              --         $   8.99
------------------------------------------------------------------------------------------------------------------------------
U.S. Government Intermediate Term Bond Fund
------------------------------------------------------------------------------------------------------------------------------
CLASS B
1999            $  10.12          $   0.25        $  (0.19)        $  (0.25)        $  (0.12)              --         $   9.81
1998                9.74              0.26            0.43            (0.26)           (0.05)              --            10.12
1997 (1)           10.00              0.18           (0.15)           (0.17)           (0.12)              --             9.74
------------------------------------------------------------------------------------------------------------------------------
U.S. Government Short Term Bond Fund
------------------------------------------------------------------------------------------------------------------------------
CLASS B
1999 (3)        $  10.00          $   0.14        $   0.07         $  (0.18)        $  (0.12)              --         $   9.91
1998 (4)*           9.96              0.13            0.07            (0.13)              --           (10.03)              --
1997 (1)           10.00              0.13           (0.03)           (0.13)           (0.01)              --             9.96
CLASS C
1999            $   9.98          $   0.22        $   0.18         $  (0.26)        $  (0.12)              --         $  10.00
1998                9.91              0.22            0.07            (0.22)              --               --             9.98
1997 (5)           10.00              0.09           (0.10)           (0.08)              --               --             9.91
------------------------------------------------------------------------------------------------------------------------------

                                                                                                   Ratio of Net
                                                                                    Ratio of        Investment
                                                                  Ratio of Net    Expenses to      Income (loss)
                                                   Ratio of        Investment       Average         to Average
                                 Net Assets       Expenses to        Income        Net Assets       Net Assets      Portfolio
                    Total           End of          Average        to Average      (Excluding       (Excluding       Turnover
                   Return       Period (000)      Net Assets       Net Assets        Waivers)         Waivers)         Rate
-------------------------------------------------------------------------------------------------------------------------------
U.S. Government Total Return Bond Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS B
1999               (5.57)%        $  1,285            2.43%            2.98%            2.43%            2.98%        1,226.42%
1998               18.16               280            2.66             3.41             2.66             3.41           251.66
1997 (1)            1.09                              2.33             3.82             2.33             3.82            76.45
CLASS C
1999 (2)           (5.63)%        $     67            2.43%            2.98%            2.43%            2.98%        1,226.42%
-------------------------------------------------------------------------------------------------------------------------------
U.S. Government Intermediate Term Bond Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS B
1999                0.58%         $  1,060            2.41%            2.40%            2.41%            2.40%          711.31%
1998                7.13               442            2.96             2.55             2.96             2.55           259.92
1997 (1)            0.32             1,418            3.18             2.64             3.20             2.62           447.36
-------------------------------------------------------------------------------------------------------------------------------
U.S. Government Short Term Bond Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS B
1999 (3)            2.11%              106            2.48%            2.40%            2.48%            2.40%          257.68%
1998 (4)*           1.99                --            3.56             2.01             3.56             2.01%           47.19
1997 (1)            1.05               177            3.85             1.96             6.01            (0.20)          395.58
CLASS C
1999                4.01%               39            2.48%            2.40%            2.48%            2.40%          257.68%
1998                2.93               158            3.26             2.22             3.49             2.00%           47.19
1997 (5)           (0.07)              302            3.53             1.74             5.55            (0.28)          255.61
-------------------------------------------------------------------------------------------------------------------------------

* Effective December 19, 1997, the sole shareholder liquidated all Class B shares.
(1) Commenced operations on September 3, 1996. All ratios, except total return, for the period have been annualized.
(2) Commenced operations on May 13, 1998. All ratios, except total return, for the period have been annualized.
(3) Commenced operations on September 17, 1998. All ratios, except total return, for the period have been annualized.
(4) For the period May 1, 1997 to December 19, 1997. All ratios, except total return, for the period have been annualized.
(5) Commenced operations on November 7, 1996. All ratios, except total return, for the period have been annualized.

                               INVESTMENT ADVISOR
                    Pauze Swanson Capital Management Co. (TM)
                     14340 Torrey Chase Boulevard, Suite 170
                              Houston, Texas 77014


                         ADMINISTRATOR & TRANSFER AGENT
                             Champion Fund Services
                     14340 Torrey Chase Boulevard, Suite 170
                              Houston, Texas 77014


                                   DISTRIBUTOR
                            B.C. Ziegler and Company
                                215 North Main St
                           West Bend, Wisconsin 53095


                                    CUSTODIAN
                                Firstar Bank, N.A
                                425 Walnut Street
                             Cincinnati, Ohio 45202


                                   ACCOUNTANTS
                              Tait, Weller & Baker
                         8 Penn Center Plaza, Suite 800
                             Philadelphia, PA 19103


                                  LEGAL COUNSEL
                             Brown, Cummins & Brown
                                3500 Carew Tower
                                 441 Vine Street
                             Cincinnati, Ohio 45202

                                 PAUZE FUNDS(TM)

Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated by reference into this Prospectus, contains detailed information on Fund policies and operation. Shareholder reports contain management's discussion of market conditions, investment strategies and performance results as of the Funds' latest semi-annual or annual fiscal year end.

     Call the Funds at 800-327-7170 to request free copies of the SAI and the Funds' annual and semi-annual reports, to request other information about the Funds and to make shareholder inquiries.

     You may review and copy information about the Funds (including the SAI and other reports) at the Securities and Exchange Commission Public Reference Room in Washington, D.C. Call the SEC at 800-SEC-0330 for room hours and operation. You may also obtain Fund information on the SEC's Internet site at http.//www.sec.gov, and copies of this information may be obtained by sending a written request and duplicating fee to the Public Reference Section of the SEC, Washington, D.C. 20549-6609.

                       Investment Company Act # 811-08148

                                   PROSPECTUS

                                     [LOGO]
                                 PAUZE FUNDS(TM)
--------------------------------------------------------------------------------
                       PAUZE U.S. GOVERNMENT TOTAL RETURN
                                  BOND FUND(TM)
--------------------------------------------------------------------------------
                              PAUZE U.S. GOVERNMENT
                         INTERMEDIATE TERM BOND FUND(TM)
--------------------------------------------------------------------------------
                 PAUZE U.S. GOVERNMENT SHORT TERM BOND FUND(TM)
--------------------------------------------------------------------------------
                                 NO LOAD SHARES

               For Information, Shareholder Services and Requests:

                       14340 Torrey Chase Blvd., Suite 170
                              Houston, Texas 77014
                                 1-800-327-7170

                                     [LOGO]

--------------------------------------------------------------------------------
AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR COMPLETE, NOR HAS IT APPROVED OR DISAPPROVED OF THE FUNDS' SHARES. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

                                SEPTEMBER 1, 1999

                                TABLE OF CONTENTS

ABOUT THE FUNDS................................................................1

HOW THE FUNDS HAVE PERFORMED...................................................2

COSTS OF INVESTING IN THE FUNDS................................................4

HOW TO PURCHASE SHARES.........................................................5

HOW TO EXCHANGE SHARES.........................................................7

HOW TO REDEEM SHARES...........................................................8

MANAGEMENT OF THE FUNDS.......................................................11

SHAREHOLDER SERVICES..........................................................12

HOW SHARES ARE VALUED.........................................................12

DISTRIBUTIONS AND TAXES.......................................................12

ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES AND RISKS....................14

YEAR 2000 ISSUE...............................................................16

FINANCIAL HIGHLIGHTS..........................................................17

                                 ABOUT THE FUNDS

INVESTMENT OBJECTIVE

Pauze Funds(TM) offers investors three fixed income funds: the Pauze U.S. Government Total Return Bond Fund(TM), the Pauze U.S. Government Intermediate Term Bond Fund(TM) and the Pauze U.S. Government Short Term Bond Fund. The investment objective of each Fund is to provide investors with a high total return (interest income plus or minus realized and unrealized capital appreciation and depreciation) consistent with preservation of capital and liquidity. Each Fund is designed to satisfy different needs, with its own separate and distinct portfolio of U.S. Government and/or government agency securities within prescribed maturity ranges.

PRINCIPAL STRATEGIES

     The Fund's advisor uses extensive fundamental and technical analysis to formulate interest rate forecasts. When the advisor believes that interest rates will fall, it will lengthen the average duration of the Fund's portfolio securities to earn greater capital appreciation. When the advisor believes that interest rates will rise, it will shorten the average duration of the Fund's portfolio securities to reduce capital depreciation and preserve capital.

     The TOTAL RETURN BOND FUND invests exclusively in U. S. government debt securities, repurchase agreements backed by the U.S. government, and futures and options on government debt securities for hedging purposes only. U.S. government debt securities may be issued by the U. S. government, or by an agency of the U.
S. government. The Fund invests in debt securities of varying maturities, based upon the Fund's advisor's perception of market conditions, with no stipulated average maturity or duration.

     The Fund's advisor seeks high total return by restructuring the average duration of the Fund's portfolio securities to take advantage of anticipated changes in interest rates. Duration is the weighted average life of a fund's debt instruments measured on a present value basis.

     The INTERMEDIATE TERM BOND FUND invests exclusively in U. S. government debt securities, repurchase agreements backed by the U.S. government, and futures and options on U.S. government debt securities for hedging purposes only. U.S. government debt securities may be issued by the U. S. government or by an agency of the U. S. government. The Fund's advisor will restructure the average duration of the Fund's portfolio to take advantage of anticipated changes in interest rates, but will maintain the weighted average maturity of the Fund's portfolio between three and ten years.

     The SHORT TERM BOND FUND invests exclusively in U. S. government debt securities, repurchase agreements backed by the U.S. government, and futures and options on U.S. government debt securities for hedging purposes only. U.S. government debt securities may be issued by the U. S. government, or by an agency of the U. S. government. The Fund's advisor will restructure the average duration of the Fund's portfolio to take advantage of anticipated changes in interest rates, but will maintain the weighted average maturity of the Fund's portfolio between one and three years.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

INTEREST RATE RISK. The value of your investment may decrease when interest rates rise. Because a portfolio with a longer duration is impacted by interest rate changes more than one with a shorter duration, the share price of the Total Return Bond Fund will be more volatile than the Intermediate Term Bond Fund, and the share price of the Intermediate Term Bond Fund will be more volatile than the Short Term Bond Fund.

CREDIT RISK. The issuer of the fixed income security (U.S. government agencies) may not be able to make interest and principal payments when due.

PREPAYMENT RISK. During periods of declining interest rates, prepayment of loans underlying mortgage-backed and asset-backed securities usually accelerates. Prepayment may shorten the effective maturities of these securities and a Fund may have to reinvest at a lower interest rate.

GOVERNMENT RISK. It is possible that the U.S. government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. If a U.S. government agency or instrumentality in which the Fund invests defaults and the U.S. government does not stand behind the obligation, the Fund's share price or yield could fall.

The United States government's guarantee of ultimate payment of principal and timely payment of interest of the United States government securities owned by a Fund does not imply that the Fund's shares are guaranteed or that the price of the Fund's shares will not fluctuate.

MANAGEMENT RISK. Each Fund's success at achieving its investment objective is dependent upon the Fund's advisor correctly forecasting future changes in interest rates. However, there is no assurance that the advisor will successfully forecast interest rates and, if its forecasts are wrong, the Fund may suffer a loss of principal or fail to fully participate in capital appreciation and the Fund may not have a yield as high as it might have otherwise.

As with any mutual fund investment, each Fund's returns will vary and you could lose money.

IS THIS FUND RIGHT FOR YOU?

The Funds may be a suitable investment for:
o long term investors seeking a fund with an income and capital preservation strategy
o investors seeking to diversify their holdings with bonds and other fixed income securities
o    investors willing to accept price fluctuations in their investments.

                          HOW THE FUNDS HAVE PERFORMED

     The charts and tables below show the variability of each Fund's returns, which is one indicator of the risks of investing in the Fund. The bar charts show changes in each Fund's returns from year to year since the Fund's inception. The tables show how each Fund's average annual total returns over time compare to those of a broad-based securities market index. Of course, each Fund's past performance is not necessarily an indication of its future performance.

Annual Total Returns as of December 31, of Each Year:

            --------------------------------------------------------
                  Pauze U.S. Government Total Return Bond Fund
                              Annual Total Returns

                                1995      14.26%
                                1996       0.90%
                                1997      12.90%
                                1998       3.47%
            --------------------------------------------------------

            --------------------------------------------------------
               Pauze U.S. Government Intermediate Term Bond Fund
                              Annual Total Returns

                                1997       4.77%
                                1998       4.69%
            --------------------------------------------------------

            --------------------------------------------------------
                   Pauze U.S. Government Short Term Bond Fund
                              Annual Total Returns

                                1997       2.71%
                                1998       5.11%
            --------------------------------------------------------

Each Fund's year-to-date return as of June 30, 1999 was as follows:
     Total Return Bond Fund                                  (4.76)%
     Intermediate Term Bond Fund                             (1.58)%
     Short Term Bond Fund                                    (0.01)%

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING 12/31/98:

                                                 1 Year         Since Inception
                                                 ------         ---------------

Total Return Bond Fund                            3.47%               4.94%*
Lehman Government Bond Index                      9.85%               5.83%

Intermediate Term Bond Fund                       4.69%               4.73%**
Lehman U.S. Treas. Intermediate Index             8.62%               8.10%

Short Term Bond Fund                              5.11%               3.83%***
Lehman 1-3 Government Index                       7.02%               7.11%

*January 10, 1994
**October 10, 1996
***September 3, 1996

     For the Total Return Bond Fund, the highest return during the periods shown for a calendar quarter was 10.53% in the third quarter of 1997, and the lowest return was (5.36)% for the fourth quarter of 1998.

     For the Intermediate Term Bond Fund, the highest return during the periods shown for a calendar quarter was 3.39% in the fourth quarter of 1997, and the lowest return was (1.92)% for the first quarter of 1997.

     For the Short Term Bond Fund, the highest return during the periods shown for a calendar quarter was 1.99% in the third quarter of 1998, and the lowest return was (0.78)% for the second quarter of 1999.

                         COSTS OF INVESTING IN THE FUNDS

     The following table describes the expenses and fees that you may pay if you buy and hold shares of any of the Funds.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) Imposed on Purchases                       None
Maximum Deferred Sales Charge (Load)                                   None
Account Closing Fee (does not apply to exchanges)                      $10
Exchange fee                                                           None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                Total Return      Intermediate      Short Term
                                  Bond Fund      Term Bond Fund      Bond Fund
                                  ---------      --------------      ---------

Management Fees                     0.60%             0.50%            0.50%
Distribution (12b-1) Fees           0.25%             0.25%            0.25%
Other Expenses                      0.83%             0.91%            0.98%
Total Annual Fund
Operating Expenses                  1.68%             1.66%            1.73%

EXAMPLE:
--------

     The example below is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, 5% annual total return, reinvested dividends and distributions, constant operating expenses, and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your costs would be:

                Total Return Fund     Intermediate Term Fund     Short Term Fund
                -----------------     ----------------------     ---------------
1 year                $  186                  $  184                  $  192
3 years                  584                    577                     600
5 years                1,047                   1,035                   1,076
10 years               2,549                   2,521                   2,618

                             HOW TO PURCHASE SHARES

     The minimum initial investment is $25,000 and minimum subsequent investment is $50, $30 per month per account for persons enrolled in an automatic investment plan.

     BY MAIL: You may purchase shares of the Funds by completing and signing the Account Application form which accompanies this Prospectus and mailing it, in proper form, together with a check made payable to the appropriate Fund, to the address listed below:

                       PAUZE FUNDS(TM)
                       c/o Firstar Bank
                       P.O. Box 641367
                       Cincinnati,  Ohio  45264-1367

     When making subsequent investments, enclose your check with the return remittance portion of the confirmation of your previous investment or indicate on your check or a separate piece of paper your name, address and account number and mail to the address set forth above. Third party checks will not be accepted, and the Fund reserves the right to refuse to accept second party checks.

     BY TELEPHONE: Once your account is open, you may make investments by telephone by calling 1-800-327-7170. Payment for shares purchased by telephone is due within three business days after the date of the transaction. Investments by telephone are not available in any Fund retirement account administered by the Funds' administrator or their agents.

     If your telephone order to purchase shares is canceled due to nonpayment (whether or not your check has been processed by the Funds), you will be responsible for any loss incurred by the Fund because of such cancellation.

     BY WIRE: You may make your initial or subsequent investments in the Funds by wire transfer. To do so, call the Funds at 1-800-327-7170 for a confirmation number and wiring instructions.

     To assure proper receipt, please be sure your bank included the Fund name and the account number that has been assigned to you. If you are opening a new account, please complete the Account Application form and mail it to the address indicated in "By Mail" above after completing your wire arrangement.

Wire purchases are completed when wired payment is received and the Fund accepts the purchase. The Fund and the Fund's distributor are not responsible for any delays that occur in wiring funds, including delays in processing by the bank.
Note: Federal funds wire purchase orders will be accepted only when the Fund and Custodian Bank are open for business.

     There are no wire fees charged by the Funds for purchases of $1,000 or more. A wire fee of up to $20 will be charged by the Funds on wire purchases of less than $1,000. Your bank also may charge wire fees for this service.

     BY AUTOMATIC INVESTMENT PLAN: Once your account is open, you may make investments automatically by completing the automatic investment plan form authorizing Pauze Funds(TM) to draw on your bank account. You may automatically invest as little as $30 a month, beginning within thirty (30) days after your account is opened. Ask your bank whether it will honor debits through the Automated Clearing House ("ACH") or, if necessary, preauthorized checks. You may change the date or amount of your investment any time by written instruction received by Pauze Funds(TM) at least fifteen business days before the change is to become effective.

ADDITIONAL INFORMATION ABOUT PURCHASES

     All purchases of shares are subject to acceptance by the Funds and are not binding until accepted. The Funds reserve the right to reject any application or investment. Orders become effective as of 4:00 p.m., Eastern time, Monday through Friday, exclusive of business holidays.

     Fees and charges associated with purchasing shares of the Funds are set forth in the Funds' prospectuses. However, investors may purchase and sell shares through registered broker-dealers who may charge additional fees for their services.

     If checks are returned unpaid due to insufficient funds, stop payment or other reasons, the Fund will charge $20 and you will be responsible for any loss incurred by the Fund with respect to canceling the purchase. To recover any such loss or charge, the Funds reserve the right, without further notice, to redeem shares already owned by any purchaser whose order is canceled and such a purchaser may be prohibited from placing further orders unless investments are accompanied by full payment by wire or cashier's check.

     Investments paid for by checks drawn on foreign banks may be deferred until such checks have cleared the normal collection process. In such instances, any amounts charged to the Fund for collection procedures will be deducted from the amount invested.

DISTRIBUTION (12B-1) FEES

     Each Fund has adopted a plan under Rule 12b-1 that allows the Fund to pay distribution and other fees for the sale and distribution of its shares. Each plan provides that the applicable Fund will pay a 12b-1 fee at an annual rate of 0.25% of the Fund's average net assets to the advisor for its distribution related services and expenses. Under the plans, the advisor bears all distribution expenses of the Funds in excess of the 12b-1 fees. The fees received by the advisor for any class of shares during any year may be more or less than its costs for distribution related services provided to the class of shares. Because the distribution fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                             HOW TO EXCHANGE SHARES

     You may exchange some or all of your shares for shares of the same class of any other of the Pauze Funds(TM), which are properly registered for sale in your state. An exchange involves the simultaneous redemption (sale) of shares of one Fund and purchase of shares of another Fund at the respective closing net asset value and is a taxable transaction.

     BY TELEPHONE: You may direct Pauze Funds(TM) to exchange your shares by calling toll free 1- 800-327-7170. In connection with such exchanges, neither the Funds nor the transfer agent will be responsible for acting upon any instructions reasonably believed by them to be genuine. The shareholder, as a result of this policy, will bear the risk of loss. The Funds and/or the transfer agent will, however, employ reasonable procedures to confirm that instructions communicated by telephone are genuine (including requiring some form of personal identification, providing written confirmation, and tape recording conversations); and if the Funds and/or the transfer agent do not employ reasonable procedures, they may be liable for losses due to unauthorized or fraudulent transactions.

     BY MAIL: You may direct Pauze Funds(TM) in writing to exchange your shares. The request must be signed exactly as the name appears on the registration. (Before writing, read "Additional Information about Exchanges.")

ADDITIONAL INFORMATION ABOUT EXCHANGES

     (1) All exchanges are subject to the minimum investment requirements and any other applicable terms set forth in the prospectus for the Fund whose shares are being acquired.

     (2) There is presently no charge for exchanges. However, the Funds may impose a $5 charge, which would be paid to the transfer agent, for each exchange transaction out of any fund account, to cover administrative costs associated with handling these exchanges. Shareholders will be notified before the Funds impose an exchange fee.

     (3) As with any other redemption, if the shares were purchased by check the Funds may hold redemption proceeds until the purchase check has cleared. This may take up to seven days. In such event, the purchase side of the exchange transaction will also be delayed. You will be notified immediately if a Fund is exercising this right.

     (4) Shares may not be exchanged unless you have furnished Pauze Funds(TM) with your tax identification number, certified as prescribed by the Internal Revenue Code and Regulations, and the exchange is to an account with like registration and tax identification number.

     (5) The exchange privilege may be modified or terminated at any time.

                              HOW TO REDEEM SHARES

     If your redemption request is received prior to close of trading on the New York Stock Exchange (4:00 p.m. Eastern time), your redemption will be priced the same day. Any redemption request received after that time will be priced the next day.

     BY MAIL: Your request must include:
     a) original signatures of each registered owner exactly as the shares are registered;
     b)   the fund name and the account number;
     c)   the number of shares or dollar amount to be redeemed; and
     d) any additional documents that may be required for redemption by corporations, partnerships, trusts or other entities.

Send your written request for redemption to: PAUZE FUNDS(TM)
                                             C/O CHAMPION FUND SERVICES
                                             14340 TORREY CHASE BLVD., SUITE 170
                                             HOUSTON, TEXAS 77014

     BY TELEPHONE: You may request redemption by telephone. If you do not wish to allow telephone redemptions by any person on the account, you should decline that option on the account application.

     This feature can only be used on non-institutional accounts if:
     a) the redemption proceeds are to be mailed to the address of record or wired to the pre-authorized bank account;
     b) there has been no change of address of record on the account within the preceding 30 days;
     c)   the   person    requesting   the   redemption   can   provide   proper
          identification; and
     d)   the proceeds of the redemption do not exceed $15,000.

     In connection with telephone redemptions, neither the Funds nor the transfer agent will be responsible for acting upon any instructions reasonably believed by them to be genuine. The Funds and/or the transfer agent will, however, employ reasonable procedures to confirm that instructions communicated by telephone are genuine (including requiring some form of personal identification, providing written confirmations, and tape recording conversations); and if the Funds or the transfer agent do not employ reasonable procedures, they may be liable for losses due to unauthorized or fraudulent transactions.

SPECIAL REDEMPTION ARRANGEMENTS

     Special arrangements may be made by institutional investors, or on behalf of accounts established by brokers, advisers, banks or similar institutions, to have redemption proceeds transferred by wire to pre-established accounts upon telephone instructions. For further information call the Funds at 1-800-327-7170.

SIGNATURE GUARANTEE

     Redemptions in excess of $50,000 currently require a signature guarantee. A signature guarantee is required for all redemptions, regardless of the amount involved, when proceeds are to be paid to someone other than the registered owner of the shares to be redeemed, or if proceeds are to be mailed to an address other than the registered address of record. A signature guarantee verifies the authenticity of your signature and the guarantor must be an eligible guarantor. In order to be eligible, the guarantor must be a participant in a STAMP program (a Securities Transfer Agents Medallion Program). You may call the Funds at 1-800-327-7170 to determine whether the guarantor is eligible.

REDEMPTION PROCEEDS MAY BE SENT TO YOU:

     BY MAIL: If your redemption check is mailed, it is usually mailed within 48 hours of receipt of the redemption request; however, the Funds may hold redemption proceeds for up to seven days. If the shares to be redeemed were purchased by check, the redemption proceeds will not be mailed until the purchase check has cleared, which may take up to seven days from the purchase date. You may avoid this requirement by investing by bank wire (Federal funds). Please notify the Fund promptly in writing of any change of address.

     BY WIRE: You may authorize the Funds to transmit redemption proceeds by wire provided you send written instructions with a signature guarantee at the time of redemption. Proceeds from your redemption will usually be transmitted on the first business day following the redemption. However, the Funds may hold redemption proceeds for up to seven days. If the shares to be redeemed were purchased by check, the redemption proceeds will not be wired until the purchase check has cleared, which may take up to seven days from the purchase date. A wire fee of up to $20 will be charged by the Funds, which is deducted from redemption proceeds.

ADDITIONAL INFORMATION ABOUT REDEMPTIONS

     (1) The redemption price may be more or less than your cost, depending on the net asset value of the Fund's portfolio next determined after your request is received.

     (2) A request to redeem shares in an IRA or similar retirement account must be accompanied by an IRS Form W4-P and must state a reason for withdrawal as specified by the IRS. Proceeds from the redemption of shares from a retirement account may be subject to withholding tax.

     (3) Each Fund may redeem existing accounts and refuse a potential account the privilege of having an account in the Fund if the Fund reasonably determines that the failure to do so would have a material adverse consequence to the Fund and its shareholders.

     (4) Excessive short term trading has an adverse impact on effective portfolio management as well as upon Fund expenses. The Funds may refuse investments from shareholders who engage in short term trading, including exchanges into a Fund.

ACCOUNT CLOSING FEE

     In order to reduce Fund expenses, an account closing fee of $10 will be assessed to shareholders who redeem all shares in their Fund account and direct that redemption proceeds be directed to them by mail or wire. The charge is payable directly to the transfer agent which, in turn, will reduce its charges to the Fund by an equal amount. The account closing fee does not apply to exchanges between Funds.

     The purpose of the charge is to allocate to redeeming shareholders a more equitable portion of the transfer agent's fee, including the cost of tax reporting, which is based upon the number of shareholder accounts. When a shareholder closes an account, the Fund must continue to carry the account on its books, maintain the account records and complete year-end tax reporting. With no assets, the account cannot pay its own expenses and imposes an unfair burden on remaining shareholders.

SMALL ACCOUNTS

     Fund accounts which fall, for any reason other than market fluctuations, below $1,000 at any time during a month will be subject to a small account charge of $5 for that month which is deducted the next business day. The charge is payable directly to the transfer agent which, in turn, will reduce its charges to the Fund by an equal amount. The purpose of the charge is to allocate the cost of maintaining shareholder accounts more equitably among shareholders.

     Active automatic investment plan, UGMA/UTMA, and retirement plan accounts administered by the Fund's administrator or its agents or affiliates will not be subject to the small account charge.

     In order to reduce expenses, each Fund may redeem all of the shares in any shareholder account, other than an active automatic investment plan, UGMA/UTMA and retirement plan account, if, for a period of more than three months, the account has a net value of $500 or less and the reduction in value is not due to market action. If the Fund elects to close such accounts, it will notify shareholders whose accounts are below the minimum of its intention to do so, and will provide those shareholders with an opportunity to increase their accounts by investing a sufficient amount to bring their accounts up to the minimum amount within ninety (90) days of the notice. No account closing fee will be charged to investors whose accounts are closed under the mandatory redemption provision.

                             MANAGEMENT OF THE FUNDS

     Pauze, Swanson & Associates Investment Advisors Inc. d/b/a Pauze Swanson Capital Management Co.(TM), 14340 Torrey Chase Blvd., Suite 170, Houston, Texas 77014, the Funds' advisor, is a Texas corporation which was registered with the Securities and Exchange Commission as an investment advisor in December 1993. Mr. Philip C. Pauze, President and controlling shareholder of the advisor, is primarily responsible for the day-to-day management of the Total Return and Short Term Fund's portfolio. He has managed the Total Return Fund since commencement of operations in January 1994 and the Short Term Fund since January 1998.

     Mr. Pauze has specialized in managing portfolios of United States government securities for trusts, small institutions, and retirement plans since 1985. Mr. Philip Pauze assisted the California Funeral Directors Association in establishing the California Master Trust (the "CMT") and has been its financial consultant since inception. CMT's investment performance has been highly rated by independent evaluators. In addition to the CMT, Mr. Philip Pauze serves as the financial consultant to the government bond portfolio of the Pennsylvania Funeral Trust, to the American Funeral Trust, a nationwide funeral trust, and to the California and Pennsylvania Funeral Directors Association's Retirement Plans.

     Since October 1998, Mr. Stephen P. Pauze, Assistant Vice President of the advisor, has been responsible for the day-to-day management of the Intermediate Term Fund's portfolio. Mr. Stephen Pauze has a degree in Financial Planning and served as broker-dealer wholesaler and an account executive for the advisor in the Mid-Central and Southeast Regions of the United States from June 1997 to October 1998. From April 1996 to June 1997, Mr. Stephen Pauze was a supervisor at Roadway Express, Inc.

     The advisor furnishes an investment program for the Funds, determines, subject to the overall supervision and review of the Board of Trustees of the Trust, what investments should be purchased, sold and held, and makes changes on behalf of the Trust in the investments of the Funds. For these services, the advisor received fees for the fiscal year ended April 30, 1999, as a percentage of net assets, as follows: Total Return Fund, 0.60%, Intermediate Term Fund, 0.50% and Short Term Fund, 0.50%.

                              SHAREHOLDER SERVICES

     Each Fund has available a number of plans and services to meet the special needs of certain investors. Plans available include, but are not limited to:

     (1)  payroll deduction plans, including military allotments;
     (2)  custodial accounts for minors;
     (3)  a flexible, systematic withdrawal plan; and
     (4)  various   retirement  plans  such  as  IRA,   403(b)(7),   401(k)  and
          employer-adopted defined benefit and defined contribution plans.

     There is an annual charge for each retirement plan fund account with respect to which a service provider acts as custodian. If this charge is not paid separately prior to the last business day of a calendar year or prior to a total redemption, it will be deducted from the shareholder's account.

     Application forms and brochures describing these plans and services can be obtained by calling 1-800-327-7170.

                              HOW SHARES ARE VALUED

     The price of your shares is based on the applicable Fund's net asset value per share (NAV). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets
(including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.

     Each Fund's assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value.

     Requests to purchase, exchange and sell shares are processed at the NAV next calculated after we receive your order in proper form.

                             DISTRIBUTIONS AND TAXES

     As a shareholder of a Fund, you are entitled to your share of the Fund's distributed net income and any net gains realized on its investments. Dividend and capital gains distributions will have tax consequences you should know about.

DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS

     Each Fund intends to distribute substantially all of its net investment income as DIVIDENDS to its shareholders at the end of each month. Short-term capital gains are distributed at the end of the calendar year and are included in net investment income. Each Fund realizes long-term capital gains whenever it sells securities held for more than one year for a higher price than it paid for them. Each Fund intends to distribute substantially all of its net realized long-term capital gains, if any, at the end of the calendar year as CAPITAL GAIN DISTRIBUTIONS. Each Fund expects that its distributions will consist primarily of dividends.

     Before they are distributed, net long-term capital gains are included in the value of each share. After they are distributed, the value of each share drops by the per-share amount of the distribution. If you reinvest the distribution, the total value of your account will not change.

REINVESTMENTS

     Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the applicable Fund, unless:

     o you request the Fund in writing or by phone to pay dividend and/or capital gain distributions to you in cash, or

     o you direct the Fund to invest your distributions in any publicly available Pauze Fund(TM) for which you have previously opened an account.

     If your distribution check is returned as undeliverable, or not cashed after 180 days, we will reinvest the check into your account at the then-current net asset value and make future distributions in the form of additional shares.

TAXES

     Distributions are subject to federal income tax and also may be subject to state and local taxes. Each January, you will receive a tax statement showing the kinds and total amount of all distributions you received during the previous year. You must report distributions on your tax returns, even if they are reinvested in additional shares.

     Under Federal law, the income derived from obligations issued by the United States government and certain of its agencies and instrumentalities is exempt from state income taxes. All states that tax personal income permit mutual funds to pass through this tax exemption to shareholders provided applicable diversification/threshold limits and reporting requirements are satisfied.

     Buying a dividend creates a liability. This means buying shares shortly before a net investment income or a capital gain distribution. You pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which is taxable.

     Redemptions and exchanges subject you to a tax on any capital gain. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be either short term (for shares held for one year or less) or long term (for shares held for more than one year).

     IMPORTANT: This is a brief summary of certain federal tax rules that apply to the Fund. Tax matters are highly individual and complex, and you should consult a qualified tax advisor about your personal situation.

           ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES AND RISKS

PRINCIPAL STRATEGIES

     United States Treasury securities are backed by the full faith and credit of the United States government. These securities differ only in their interest rates, maturities, timing of interest payments, and times of issuance. Treasury bills have initial maturities of one year or less, do not make semi-annual interest payments, and are purchased or sold at a discount from their face value; Treasury notes have initial maturities of one to ten years and pay interest semiannually; and Treasury bonds generally have initial maturities of greater than ten years and pay interest semi-annually.

     Among the bonds that may be purchased are GNMA Certificates (popularly called "Ginnie Maes"). Ginnie Maes are backed by the full faith and credit of the United States government. Ginnie Maes are mortgage-backed securities representing part ownership of a pool of mortgage loans which are insured by the Federal Housing Administration or Farmers' Home Administration or guaranteed by the Veterans' Administration. The Fund may invest in Ginnie Maes of the "fully modified pass-through" type which are guaranteed as to the timely payment of principal and interest by the Government National Mortgage Association, a United States government corporation. Interest and principal payments (including prepayments) on the mortgages underlying mortgage-backed securities are passed through to the holders of the mortgage-backed security. Prepayments occur when a holder of the mortgage prepays the remaining principal before the mortgage's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayments of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying securities vary, it is not possible to predict accurately the realized yield or average life of a particular issue of pass-through certificates. Prepayments are important because of their effect on the yield and price of the securities. During periods of declining interest rates, such prepayments can be expected to accelerate and the Fund would be required to reinvest the proceeds at the lower interest rates then available. In addition, prepayments of mortgages which underlie securities purchased at a premium may not have been fully amortized at the time the obligation is repaid and may result in a loss. As a result of these principal payment features, mortgage-backed securities are generally more volatile investments than other United States government securities.

Interest Rate Sensitivity: The investment income of each Fund is based on the income earned on the securities it holds, less expenses incurred; thus, a Fund's investment income may be expected to fluctuate in response to changes in such expenses or income. For example, the investment income of a Fund may be affected if it experiences a net inflow of new money that is then invested in securities whose yield is higher or lower than that earned on the then current investments.

     Generally, the value of the securities held by a Fund, and thus the net asset value ("NAV") of the Fund, will rise when interest rates decline. Conversely, when interest rates rise, the value of fixed income securities, and thus the NAV per share of the Fund, may be expected to decline. If the Fund's advisor incorrectly forecasts interest rates, both the rate of return and the NAV of the Fund may be adversely affected. As an example, if the advisor forecasts that interest rates are generally to go up, and accordingly shortens the maturities of the instruments within the Fund and interest rates in fact go down, then the interest income gained by the Fund will be less than if the Fund had not shortened its maturities. Additionally, any capital gain that might have been achieved because of the longer maturities would be less with the shorter maturities. Additionally, should the advisor incorrectly forecast that interest rates are generally going down, lengthen the maturities of the instruments within the Fund and interest rates in fact go up, then the value of the longer maturities would decline more than those of the shorter maturities. Thus, the NAV would also decline more. There is no assurance that the advisor will be correct in its forecast of changes in interest rates nor that the strategies employed by the advisor to take advantage of changes in the interest rate environment will be successful, and thus there is no assurance that a Fund will achieve its investment objective.

NON-PRINCIPAL STRATEGIES

Futures Contracts and Options: Each Fund may invest in futures contracts and option contracts on U.S. government debt securities for hedging purposes only. Futures contracts and options contracts pose additional risks. See the Statement of Additional Information for a description of the risks.

Investment Objective: The investment objective of each Fund is not fundamental, and may be changed by the Board of Trustees without shareholder approval. Any such change may result in a Fund having an investment objective different from what the shareholder considered appropriate at the time of investment in the Fund.

Lending of Portfolio Securities: Each Fund may lend securities to broker-dealers or institutional investors for their use in connection with short sales, arbitrages and other securities transactions. A Fund will not lend portfolio securities unless the loan is secured by collateral (consisting of any combination of cash and United States government securities) in an amount at least equal (on a daily mark-to-market basis) to the current market value of the securities loaned. In the event of a bankruptcy or breach of agreement by the borrower of the securities, the Fund could experience delays and costs in recovering the securities loaned. A Fund will not enter into securities lending agreements unless its custodian bank/lending agent will fully indemnify the Fund against loss due to borrower default. A Fund may not lend securities with an aggregate market value of more than one-third of the Fund's total net assets.

When-Issued and Delayed Delivery Securities: Each Fund may purchase debt obligations on a "when-issued" basis or may purchase or sell securities for delayed delivery. In when-issued or delayed delivery transactions, delivery of the securities occurs beyond normal settlement period, but the Fund would not pay for such securities or start earning interest on them until they are delivered. However, when a Fund purchases securities on a when-issued or delayed delivery basis, it immediately assumes the risks of ownership, including the risk of price fluctuation. Failure of delivery of a security purchased on a when-issued basis or delayed delivery basis may result in a loss or missed opportunity to make an alternative investment. Depending on market conditions, a Fund's when-issued and delayed delivery purchase commitments could cause its net asset value per share to be more volatile, because such securities may increase the amount by which the Fund's total assets, including the value of when-issued and delayed delivery securities held by the Fund, exceed its net assets.

                                 YEAR 2000 ISSUE

     Like other mutual funds, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by the Funds' advisor or the Funds' various service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue."

     The advisor has taken steps that it believes are reasonably designed to address the Year 2000 Issue with respect to computer systems that are used and to obtain reasonable assurances that comparable steps are being taken by the Funds' major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds. In addition, the advisor cannot make any assurances that the Year 2000 Issue will not affect the companies in which the Funds invest or worldwide markets and economies.

                              FINANCIAL HIGHLIGHTS

     The following condensed financial information has been audited by Tait, Weller & Baker, the Funds' independent accountants. The information should be read in conjunction with the audit report and financial statements included in the 1999 Annual Report to Shareholders. In addition to the data set forth below, further information about performance of the Funds is contained in the Annual Report which may be obtained without charge from the Funds' distributor. The presentation is for a share outstanding throughout each period ended April 30, except as indicated.

                Net Asset                        Realized              Dividends      Distributions
                  Value             Net       and Unrealized            from Net          from             Value
                Beginning       Investment    Gains (Losses)           Investment        Capital            End
                of Period         Income      of Investments             Income           Gains          of Period
------------------------------------------------------------------------------------------------------------------
U.S. Government Total Return Bond Fund
------------------------------------------------------------------------------------------------------------------
1999              $ 9.60          $ 0.35          $(0.79)                $(0.35)          $(0.19)          $ 8.62
1998                9.17            0.43            1.27                  (0.44)           (0.83)            9.60
1997                9.54            0.45           (0.37)                 (0.45)              --             9.17
1996                9.37            0.44            0.31                  (0.44)           (0.14)            9.54
1995 (2)*           9.25            0.35            0.12                  (0.35)              --             9.37
1994 (1)           10.00            0.14           (0.75)                 (0.14)              --             9.25
------------------------------------------------------------------------------------------------------------------
U.S. Government Intermediate Term Bond Fund
------------------------------------------------------------------------------------------------------------------
1999              $10.10          $ 0.33          $(0.21)                $(0.33)          $(0.12)          $ 9.77
1998                9.72            0.34            0.43                  (0.34)           (0.05)           10.10
1997 (3)           10.00            0.18           (0.19)                 (0.18)           (0.09)            9.72
------------------------------------------------------------------------------------------------------------------
U.S. Government Short Term Bond Fund
------------------------------------------------------------------------------------------------------------------
1999              $10.06          $ 0.29          $ 0.19                 $(0.33)          $(0.12)          $10.09
1998                9.98            0.29            0.08                  (0.29)              --            10.06
1997 (4)           10.00            0.14           (0.01)                 (0.14)           (0.01)            9.98

                                                                                                    Ratio of Net
                                                                                     Ratio of        Investment
                                                                   Ratio of Net     Expenses to     Income (loss)
                                                    Ratio of        Investment        Average        to Average
                                 Net Assets       Expenses to         Income        Net Assets       Net Assets      Portfolio
                   Total           End of            Average        to Average      (Excluding       (Excluding      Turnover
                  Return        Period (000)       Net Assets       Net Assets        Waivers)         Waivers)         Rate
-------------------------------------------------------------------------------------------------------------------------------
U.S. Government Total Return Bond Fund
-------------------------------------------------------------------------------------------------------------------------------
1999               (4.83)%        $ 56,124            1.68%            3.73%            1.68%            3.73%        1,226.42%
1998               18.91            78,350            1.65             4.41             1.65             4.41           251.66
1997                0.80            67,936            1.40             4.75             1.40             4.75           202.01
1996                8.08            71,294            1.23             4.74             1.23             4.74           228.03
1995 (2)*           5.21            31,994            1.50             4.87             1.66             4.71           168.90
1994 (1)           (6.11)           13,661            1.50             4.06             3.14             2.42             0.00
-------------------------------------------------------------------------------------------------------------------------------
U.S. Government Intermediate Term Bond Fund
-------------------------------------------------------------------------------------------------------------------------------
1999                1.13%         $  8,564            1.66%            3.15%            1.66%            3.15%          711.31%
1998                8.01             2,722            2.17             3.51             2.17             3.51           259.92
1997 (3)           (0.12)            1,247            2.47             3.23             2.48             3.22           298.88
-------------------------------------------------------------------------------------------------------------------------------
U.S. Government Short Term Bond Fund
-------------------------------------------------------------------------------------------------------------------------------
1999                4.79%         $  2,008            1.73%            3.15%            1.73%            3.15%          257.68%
1998                3.76             1,868            2.42             3.18             2.60             2.95            47.19
1997 (4)            1.25               236            3.03             2.58             5.18             0.43           351.63

* Year end changed to April 30th.
(1) For the period January 10, 1994 (commencement of operations) to June 30, 1994. All ratios, except total return, for the period have been annualized.
(2) For the period July 1, 1994 to April 30, 1995. All ratios, except total return, for the period have been annualized.
(3) Commenced operations on October 10, 1996. All ratios, except total return, for the period have been annualized.
(4) Commenced operations on September 3, 1996. All ratios, except total return, for the period have been annualized.

                               INVESTMENT ADVISOR
                    Pauze Swanson Capital Management Co. (TM)
                     14340 Torrey Chase Boulevard, Suite 170
                              Houston, Texas 77014


                         ADMINISTRATOR & TRANSFER AGENT
                             Champion Fund Services
                     14340 Torrey Chase Boulevard, Suite 170
                              Houston, Texas 77014


                                   DISTRIBUTOR
                            B.C. Ziegler and Company
                               215 North Main St.
                           West Bend, Wisconsin 53095


                                    CUSTODIAN
                                Firstar Bank, N.A
                                425 Walnut Street
                             Cincinnati, Ohio 45202


                                   ACCOUNTANTS
                              Tait, Weller & Baker
                         8 Penn Center Plaza, Suite 800
                             Philadelphia, PA 19103


                                  LEGAL COUNSEL
                             Brown, Cummins & Brown
                                3500 Carew Tower
                                 441 Vine Street
                             Cincinnati, Ohio 45202

                                 PAUZE FUNDS(TM)

     Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated by reference into this Prospectus, contains detailed information on Fund policies and operation. Shareholder reports contain management's discussion of market conditions, investment strategies and performance results as of the Funds' latest semi-annual or annual fiscal year end.

     Call the Funds at 1-800-327-7170 to request free copies of the SAI and the Funds' annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries.

     You may review and copy information about the Funds (including the SAI and other reports) from the Securities and Exchange Commission Public Reference Room in Washington, D.C. Call the SEC at 800-SEC-0330 for room hours and operation. You may also obtain Fund information on the SEC's Internet site at http:\\www.sec.gov, and copies of this information may be obtained by sending a written request and duplicating fee to the Public Reference Section of the SEC, Washington, D.C. 20549-6609.


                       Investment Company Act # 811-08148

                                   PROSPECTUS

                                 PAUZE FUNDS(TM)
--------------------------------------------------------------------------------
                            PAUZE TOMBSTONE FUND(TM)

--------------------------------------------------------------------------------

                 Information, Shareholder Services and Requests:

                       14340 Torrey Chase Blvd., Suite 170
                              Houston, Texas 77014
                                 1-800-327-7170

                                     [LOGO]

--------------------------------------------------------------------------------
AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR COMPLETE, NOR HAS IT APPROVED OR DISAPPROVED OF THE FUND'S SHARES. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

                                SEPTEMBER 1, 1999

                                TABLE OF CONTENTS

ABOUT THE FUND.................................................................1

HOW THE FUND HAS PERFORMED.....................................................2

COSTS OF INVESTING IN THE FUND.................................................3

HOW TO PURCHASE SHARES.........................................................4

ABOUT THE SALES CHARGE.........................................................6

RULE 12b-1 DISTRIBUTION PLAN...................................................7

HOW TO EXCHANGE SHARES.........................................................8

HOW TO REDEEM SHARES...........................................................8

HOW SHARES ARE VALUED.........................................................11

DISTRIBUTIONS AND TAXES.......................................................12

MANAGEMENT OF THE FUND........................................................13

ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES AND RISKS....................13

YEAR 2000 ISSUE...............................................................14

FINANCIAL HIGHLIGHTS..........................................................15

                                 ABOUT THE FUND

INVESTMENT OBJECTIVE

     The investment objective of the Fund is to provide shareholders with long term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund seeks to achieve its objective by investing primarily in all or a representative group of common stock comprising the Pauze Tombstone Common Stock Index(TM) (the "Index"). The Index is an unmanaged index developed by the Fund's advisor to track the performance of the publicly traded common stock of companies which derive at least 15% of their revenues from the provision of goods and/or services to the death care sector of the economy. The death care sector consists of companies whose primary business is concentrated in one or more of three broad categories: (1) funeral services, (2) cemetery services, and
(3) funeral and cemetery support goods and services.

     As an index fund, the Fund attempts to replicate the performance of the Index by investing in the stocks of the Index in proportion to their weightings in the Index. Each stock in the Index is weighted by the percentage of its market capitalization attributable to death care relative to the aggregate market capitalization attributable to death care of all stocks in the Index. For example, if 15% of a company's revenue is derived from death care, then 15% of the company's market capitalization will be included in the Index, and a change in the company's share price will result in a smaller change to the Index than would otherwise be the case. As the market capitalizations of the stocks in the Index rise and fall due to changes in share price, the Index will rise and fall to reflect the aggregate change, and the weightings of each stock in the Index will change. The Index includes only U.S. companies (or foreign companies whose stock is traded on a U.S. stock exchange) which have a market capitalization attributable to death care of at least $50 million. The Index is composed primarily of smaller capitalization companies. UPDATE: As of August 1, 1999, nine companies were included in the Index. They had market capitalizations ranging from $73 million to $3.8 billion, and the aggregate market capitalization of the Index attributable to death care approximated $7.2 billion. Although the Fund attempts to replicate the performance of the Index by investing in the stocks in the Index, the Fund may also invest in cash equivalents, short term fixed income securities or U.S. government repurchase agreements at any time to maintain liquidity, to meet regulatory requirements or pending selection of investments in accordance with its policies.

PRINCIPAL RISKS OF INVESTING IN THE FUND

     As with any mutual fund investment, the Fund's returns will vary and you could lose money.

     The Fund is subject to market risk because it invests primarily in common stocks. Market risk is the possibility that common stock prices will decline over short or even extended periods. The U.S. stock market tends to be cyclical, with periods when stock prices generally decline.

     Because the Fund invests primarily in the stocks of the death care companies comprising the Index, any regulatory, demographic or other economic factor particularly affecting the death care industry could have a material adverse impact on the Fund. For example, some states and regulatory agencies may adopt regulations affecting solicitation and/or cancellation of preneed sales of products and services, or prohibiting common ownership of funeral homes and cemeteries in the same market. Also, changes in demographic patterns (such as increases in cremation rates) may result in decreased revenues for the companies in the Index. For the most part, the death care sector has highly fragmented ownership, and despite considerable consolidation in recent years (primarily through acquisitions), public companies still represent less than one quarter of death care revenues. While this leaves considerable room for growth of the companies included in the Index, there is no guarantee that current consolidation and acquisition trends will continue.

     In this regard, shareholders should be aware that as of August 1, 1999, there were only nine companies in the Index, and that one company comprised approximately 61%, two companies comprised approximately 75%, and four companies comprised approximately 93% of the aggregate market capitalization of the Index. Until the number and weightings of the companies in the Index are substantially changed, the Fund's performance will be dominated by the performance of those four companies, and any development affecting the sector as a whole or those companies in particular will have a substantial impact on the Fund. To the extent the companies in the Index derive their revenues from industries outside the death care sector, the Fund may be impacted by events affecting those industries.

     Smaller capitalization companies may experience higher growth rates and higher failure rates than do larger capitalization companies. Companies in which the Fund is likely to invest may have limited product lines, markets or financial resources and may lack management depth. The trading volume of securities of smaller capitalization companies is normally less than that of larger capitalization companies and, therefore, may disproportionately affect their market price, tending to make them rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies.

     Because the Fund may invest in cash equivalents, short term fixed income securities or U.S. government repurchase agreements for liquidity and other purposes, there will not necessarily be a high correlation between the Fund's portfolio and the Index at all times and the Fund may not achieve its objective.

     The Fund is a non-diversified fund, and, as such, presents substantially more investment risk and potential for volatility than a mutual fund that is diversified.

     The Fund is not a complete investment program, and an investment in the Fund should be considered only a portion of your overall investment portfolio.

IS THE FUND RIGHT FOR YOU?

Because of the risks associated with investing in the companies that comprise the Index, the Fund is intended to be a long term investment vehicle. The Fund may be suitable for you if you are willing to concentrate your investment in the death care sector and are willing to accept price fluctuations in your investment.

                           HOW THE FUND HAS PERFORMED

     The chart and table below show the variability of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart show changes in the Fund's returns from year to year since the Fund's inception. Sales loads are not reflected in the bar chart and, if these amounts were reflected, returns would be less than those shown. The table shows how the Fund's average annual total returns over time compare to those of a broad-based securities market index. Of course, the Fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31 OF EACH YEAR:

        =================================================================
                              Pauze Tombstone Fund
                                 Class A Shares
                              Annual Total Return

                            1998                2.62%
        =================================================================

The Fund's year-to-date return as of June 30, 1999 was (44.04)%.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING 12/31/98:

                                           1 Year            Since
                                           ------          Inception*
                                                           ----------
Class A                                    (9.64)%          (1.89)%
S&P 500 Index                               28.58%          28.77%

*May 6, 1997

The Fund's highest return during the periods shown for a calendar quarter was 13.03% in the fourth quarter of 1997, and the lowest return was (50.65)% for the first quarter of 1999.

                         COSTS OF INVESTING IN THE FUND

     The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)            Class A        Class B
     Maximum Sales Charge (Load) Imposed on Purchases
     (as a percentage of offering price) ...............................3.75           None
     Maximum Deferred Sales Charge (Load)
     (as a percentage of original purchase price or
          redemption proceeds, as applicable)1..........................None           3.75%
     Exchange Fees......................................................None           None
     Account Closing Fee.................................................$10           $10

Annual Fund Operating Expenses (expenses that are deducted from fund assets)

     Management Fees...................................................0.38%           0.38%
     Distribution (12b-1) Fees.........................................0.25%           1.00%
     Other Expenses....................................................1.43%           1.43%
     Total Annual Fund Operating Expenses..............................2.06%           2.81%

1 The maximum contingent deferred sales charge (CDSC) applies to redemptions within two years of purchase. The CDSC decreases over time to zero, and the Class B shares convert to Class A shares at that time. You may be charged a fee if redemption proceeds are wired.

EXAMPLE:

     The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, 5% annual total return, reinvested dividends and distributions, constant operating expenses, and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your costs would be:

                 1 year            3 years            5 years           10 years
                 ------            -------            -------           --------

Class A:          $612              $1,119            $1,703             $3,567

Class B:          $680              $1,034            $1,930             $3,764

                             HOW TO PURCHASE SHARES

     The Fund offers its shares in two classes. Class A shares are sold at the public offering price, which includes a front-end sales charge. Class B shares are sold at net asset value, subject to a contingent deferred sales charge
(CDSC) on redemptions made within seven years of purchase.

     You may invest any amount you choose (up to $5,000,000), as often as you wish, subject to a minimum initial investment of $2,500 ($2,000 for IRA accounts) and subsequent investments of $500. Shares of the Fund are purchased at the net asset value per share next determined after your order is received in proper order by the Fund's distributor, plus any applicable sales charge for Class A shares. When opening an account, you must provide the distributor with your correct taxpayer identification number (social security or employer identification number).

     If you are investing in this Fund for the first time, you will need to set up an account. Your financial advisor will help you fill out and submit an application. You may also make a direct initial investment by completing and signing the investment application, which accompanies this Prospectus, and mailing it together with a check or money order made payable to:

                         PAUZE TOMBSTONE FUND(TM)
                         C/O FIRSTAR BANK, N.A.
                         P.O. BOX 641367
                         CINCINNATI, OHIO 45264-1367

     When you place an order for the Fund's shares, you must specify which class of shares you wish to purchase. The primary differences among the classes are their sales charge structures and their ongoing expenses. These differences are summarized in the table below.

              SALES CHARGE                           DISTRIBUTION & SERVICE           OTHER INFORMATION
                                                     FEES
CLASS A       Maximum initial sales charge of        No distribution fee;             Initial sales charge
              3.75%                                  service fee of 0.25% of          waived or reduced for
                                                     average daily net assets         certain purchases

CLASS B       No initial sales charge; CDSC          Distribution fee of 0.75%;       Shares convert to Class
              of 3.75% declines to 0% after          service fee of 0.25% of          A after seventh year
              seven years                            average daily net assets

     HOW TO DECIDE WHETHER TO PURCHASE CLASS A OR CLASS B SHARES -- you should consider the information below in determining whether to purchase Class A or Class B shares.

SALES CHARGES ON PURCHASE OR REDEMPTION

IF YOU PURCHASE CLASS A SHARES                             IF YOU PURCHASE CLASS B SHARES
You will not have all of your money invested.              All of your money is invested in shares of stock.
Part of your purchase price will go to pay the             However, you will pay a declining sales charge if
sales charge.  You will not pay a sales charge             you redeem your shares within seven years of
when you redeem your shares.                               purchase.

ONGOING EXPENSES

IF YOU PURCHASE CLASS A SHARES                             IF YOU PURCHASE CLASS B SHARES

Your shares will have a lower ongoing expense              The distribution and service fees for Class B
ratio than Class B shares.                                 shares will cause your shares to have a higher

     You should consider how long you plan to hold your shares and whether the accumulated higher fees and CDSC on Class B shares prior to conversion would be less than the initial sales charge on Class A shares. Also consider to what extent the difference would be offset by the lower expenses on Class A shares. To help you in this analysis, the example on page 3 illustrates the charges for each class of shares.

     BY WIRE: You may make your initial or subsequent investments by wiring money. To do so, call the Fund at 1-800-327-7170 for a confirmation number and wiring instructions. To assure proper receipt, please be sure your bank includes the Fund name and the account number that has been assigned to you. If you are opening a new account, please complete the Account Application form and mail it to the address above after completing your wire arrangement.

     Wire purchases are completed when wired payment is received and the Fund accepts the purchase. The Fund and the Fund's distributor are not responsible for any delays that occur in wiring funds, including delays in processing by the bank. Note: Federal Funds wire purchase orders will be accepted only when the Fund and the custodian bank are open for business.

     There are no wire fees charged by the Fund for purchases of $1,000 or more. A wire fee of up to $20 will be charged by the Fund on wire purchases of less than $1,000. Your bank may charge wire fees for this service.

     BY MAIL: When making subsequent investments by mail, enclose your check with the return remittance portion of the confirmation of your previous investment or indicate on your check or a separate piece of paper your name, address and account number and mail to the address set forth above. Third party checks will not be accepted.

     BY TELEPHONE: Once your account is open, you may make investments by telephone by calling 1-800-327-7170. The maximum telephone purchase is the lesser of $5,000,000 or ten times the value of the shares owned, calculated at the last available net asset value. Payment for shares purchased by telephone is due within three business days after the date of the transaction. If your telephone order to purchase shares is canceled due to nonpayment (whether or not your check has been processed by the Fund), you will be responsible for any loss incurred by the Fund because of such cancellation. Investments by telephone are not available for retirement accounts.

     BY AUTOMATIC INVESTMENT PLAN: Once your account is open, you may make investments automatically by completing the automatic investment plan form authorizing the Fund to regularly draw on your bank account. You may automatically invest as little as $30 a month beginning within thirty (30) days after your account is opened. Ask at your bank whether it will honor debits through the Automated Clearing House ("ACH") or, if necessary, preauthorized checks. You may change the date or amount of your investment any time by written instruction received by the Fund at least 15 business days before the change is to become effective.

ADDITIONAL INFORMATION ABOUT PURCHASES

PURCHASE POLICIES:

o Investments must be received in proper form by the Fund's distributor on a business day before 4:00 p.m. Eastern time to be included in your account that day and to receive that day's share price. Otherwise, your purchase will be processed the next business day and you will pay the next day's share price. It is the responsibility of your financial advisor to transmit orders to the Fund's distributor on a timely basis.

o The maximum single purchase allowed is $5 million. Any individual order for $5 million or more must be pre-approved by the Fund's distributor prior to placing the order or it will be rejected. This maximum individual amount allowed for investment may change from time to time.

o The Fund reserves the right to reject any application or investment for any reason.

o If your application does not specify which class of shares you are purchasing, the Fund will assume that you are investing in Class A shares.

                             ABOUT THE SALES CHARGE
CLASS A

     On purchases of Class A shares, you pay a 3.75% sales charge on the first $250,000 of your total investment and less on subsequent investments, as follows:

Total Investment        Sales Charge as a % of:*
                            Public Offering         Net Invested    Dealer Reallowance as Percentage of
                                 Price                 Amount             Public Offering Price**
Up to $250,000                   3.75%                 3.90%                      3.25%
Next $250,000                    3.25%                 3.36%                      2.85%
Next $250,000                    3.00%                 3.09%                      2.70%
Next $250,000                    2.00%                 2.04%                      1.80%
$1,000,000 or more               1.00%                 1.00%                       .90%

* To calculate the actual sales charge on an investment greater than $250,000 and less than $1,000,000, amounts for each applicable increment must be totaled.
** Under certain circumstances, the Fund's distributor may increase or decrease the reallowance amounts paid to participating broker/dealers.

REDUCTION OF THE CLASS A SALES CHARGE

Your sales charge may be reduced, depending on the totals of:

     o    the amount you are investing in the Fund now

     o    the amount of your existing investment in the Fund, if any, and

     o the amount you and your primary household group are investing or have invested in other funds in the Pauze Funds(TM) that carry a sales charge. (The primary household group consists of accounts in any ownership for spouses or domestic partners and their unmarried children under 21. Domestic partners are individuals who maintain a shared primary residence and have joint property or other insurable interests.)

     IRA purchases or other employee benefit plan purchases made through a payroll deduction plan or through a plan sponsored by an employer, association of employers, employee organization or other similar entity, may be added together to reduce the sales charge for all shares purchased through that plan.

WAIVER OF THE CLASS A SALES CHARGE

Sales charges do not apply to:

o    Current or retired board  members,  officers or employees of the Fund,  the
     Fund's  advisor,  administrator,   and  distributor,  or  their  respective
     subsidiaries, spouses and unmarried children under 21.

o Qualified employee benefit plans using a daily transfer record keeping system offering participants daily access to Pauze Funds(TM).

o Shareholders who have at least $5 million invested in funds of the Pauze Funds(TM). If the investment is redeemed in the first year after purchase, a CDSC of 1% will be charged on the redemption.

o Broker/dealers with dealer agreements with the Fund's distributor, and registered representatives of such entities.

CLASS B

     Class B shares are sold subject to a contingent deferred sales charge ("CDSC"). Under this purchase alternative, all of the purchase payment for Class B shares is immediately invested in the Fund. The Advisor pays the Fund's distributor a fee or commission of 3.75% and is reimbursed by the Fund over time by charging an additional Rule 12b-1 fee of .75% to the Class B shares. The distributor pays the participating broker/dealer's fee or commission of 3.25%. Under certain circumstances, the distributor may increase or decrease the fee. The CDSC assures that the Advisor is reimbursed for funding the broker/dealer's fee.

     Where a CDSC is imposed on a redemption, it is based on the amount of the redemption and the number of years, including the year of purchase, between purchase and redemption. The following table shows the declining scale of percentages that apply to redemptions during each year after purchase.

     IF A REDEMPTION IS MADE DURING THE:THE PERCENTAGE RATE FOR THE CDSC IS:

                  First year                       3.75%
                  Second year                      3.75%
                  Third year                       3.25%
                  Fourth year                      2.75%
                  Fifth year                       2.25%
                  Sixth year                       1.75%
                  Seventh year                     1.25%
                  Thereafter                        -0-

     A CDSC is imposed on Class B shares if, within the time frames set forth, you redeem an amount that causes the current value of your account to fall below the total dollar amount of Class B shares purchased subject to the CDSC. The CDSC will not be imposed on the redemption of Class B shares acquired as dividends or other distributions, or on any increase in the net asset value of the redeemed Class B shares above the original purchase price. Thus, the CDSC will be imposed on the lower of net asset value or purchase price. Redemptions will be processed in a manner intended to minimize the amount of redemption that will be subject to the CDSC. When calculating the CDSC, it will be assumed that the redemption is made first of Class B shares acquired as dividends, second of shares that have been held for over the prescribed time and finally of shares held for less than the prescribed time.

     The following example illustrates how the CDSC is applied. Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 15 months, including reinvested dividend and capital gain distributions. You could redeem any amount up to $2,000 without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you redeemed $2,500, the CDSC would apply only to the $500 that represented part of your original purchase price. The CDSC rate would be 3.75% because a redemption after 15 months would take place during the second year after purchase.

CONVERSION OF CLASS B SHARES TO CLASS A SHARES -- Seven years after you purchase Class B shares, the shares will convert to Class A shares and will no longer be subject to a distribution fee. The conversion will be on the basis of relative net asset values of the two classes, without any sales charge. Class B shares purchased through reinvested dividends and other distributions will convert to Class A shares on a pro rata basis with Class B shares not purchased through reinvestment.

                          RULE 12B-1 DISTRIBUTION PLAN

     The Fund has adopted a plan of distribution under Rule 12b-1 of the Investment Company Act of 1940 that allows the Fund to pay distribution fees for the sale and distribution of its shares. The plan provides that the Fund will pay a 12b-1 fee at an annual rate of 0.25% of the Fund's average net assets to the Advisor for its distribution related services and expenses. With respect to Class B shares, the plan provides that the Fund will use Fund assets allocable to those shares to pay additional Rule 12b-1 fees of 0.75% of said assets to compensate the Advisor for fees paid to the selling broker/dealers. Because the distribution fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                             HOW TO EXCHANGE SHARES

     You have the privilege of exchanging some or all of your shares for shares of the same class of any other of the Pauze Funds(TM) which are properly registered for sale in your state. An exchange involves the simultaneous redemption (sale) of shares of one fund and purchase of shares of another fund at the respective closing net asset value and is a taxable transaction.

     BY TELEPHONE: You will automatically have the privilege to exchange your shares by calling toll free 1-800-327-7170. In connection with such exchanges, neither the Fund nor the transfer agent will be responsible for acting upon any instructions reasonably believed by them to be genuine. The shareholder, as a result of this policy, will bear the risk of loss. The Fund and/or its transfer agent will, however, employ reasonable procedures to confirm that instructions communicated by telephone are genuine (including requiring some form of personal identification, providing written confirmation, and tape recording conversations); and if the Fund and/or its transfer agent do not employ reasonable procedures, they may be liable for losses due to unauthorized or fraudulent transactions. BY MAIL: You may direct Pauze Funds(TM) in writing to exchange your shares. The request must be signed exactly as the name appears on the registration.

ADDITIONAL INFORMATION ABOUT EXCHANGES

     (1) All exchanges are subject to the minimum investment requirements and any other applicable terms set forth in the prospectus for the Fund whose shares are being acquired.

     (2) There currently is no charge for exchanges. However, the Fund may impose a $5 charge, which would be paid to the transfer agent, for each exchange transaction out of any fund account, to cover administrative costs associated with handling these exchanges. Shareholders will be notified before the Fund imposes an exchange fee.

     (3) As with any other redemption, if the shares were purchased by check the Fund may hold redemption proceeds until the purchase check has cleared. This may take up to seven days. In such event, the purchase side of the exchange transaction will also be delayed. You will be notified immediately if the Fund is exercising this right.

     (4) Shares may not be exchanged unless you have furnished Pauze Funds(TM) with your tax identification number, certified as prescribed by the Internal Revenue Code and Regulations, and the exchange is to an account with like registration and tax identification number.

     (5) The exchange privilege may be modified or terminated at any time.

                              HOW TO REDEEM SHARES

     If your redemption request is received prior to close of trading on the New York Stock Exchange (4:00 p.m. Eastern time), your redemption will be priced the same day. Any redemption request received after that time will be priced the next day.

     BY MAIL: Your redemption request must include:

     (a) original signatures of each registered owner exactly as the shares are registered;

     (b)  the fund name and the account number ;

     (c)  the number of shares or dollar amount to be redeemed; and

     (d) any additional documents that may be required for redemption by corporations, partnerships, trusts or other entities.

Send your written request for redemption to: Pauze Funds(TM)
                                             c/o Champion Fund Services
                                             14340 Torrey Chase Blvd., Suite 170
                                             Houston, Texas 77014

     BY TELEPHONE: You may request redemption by telephone. If you do not wish to allow telephone redemptions by any person on the account, you should decline that option on the account application.

     This feature can only be used on non-institutional accounts if:
     a) the redemption proceeds are to be mailed to the address of record or wired to the pre-authorized bank account;
     b) there has been no change of address of record on the account within the preceding 30 days;
     c)   the   person    requesting   the   redemption   can   provide   proper
          identification; and
     d)   the proceeds of the redemption do not exceed $15,000.

In connection with telephone redemptions, neither the Fund nor the transfer agent will be responsible for acting upon any instructions reasonably believed by them to be genuine. The Fund and/or its transfer agent will, however, employ reasonable procedures to confirm that instructions communicated by telephone are genuine (including requiring some form of personal identification, providing written confirmations, and tape recording conversations); and if the Fund or its transfer agent do not employ reasonable procedures, they may be liable for losses due to unauthorized or fraudulent transactions.

SPECIAL REDEMPTION ARRANGEMENTS

     Special arrangements may be made by institutional investors, or on behalf of accounts established by brokers, advisors, banks or similar institutions, to have redemption proceeds transferred by wire to pre-established accounts upon telephone instructions. For further information call the Fund at 1-800-327-7170.

SIGNATURE GUARANTEE

     Redemptions in excess of $50,000 currently require a signature guarantee. A signature guarantee is required for all redemptions, regardless of the amount involved, when proceeds are to be paid to someone other than the registered owner of the shares to be redeemed, or if proceeds are to be mailed to an address other than the registered address of record. A signature guarantee verifies the authenticity of your signature and the guarantor must be an eligible guarantor. In order to be eligible, the guarantor must be a participant in a STAMP program (a Securities Transfer Agents Medallion Program). You may call the Fund at 1-800-327-7170 to determine whether the guarantor is eligible.

REDEMPTION PROCEEDS MAY BE SENT TO YOU:

     BY MAIL: If your redemption check is mailed, it is usually mailed within 48 hours of receipt of the redemption request; however, the Fund may hold redemption proceeds for up to seven days. If the shares to be redeemed were purchased by check, the redemption proceeds will not be mailed until the purchase check has cleared, which may take up to seven days from the purchase date. You may avoid this requirement by investing by bank wire (Federal funds). Please notify the Fund promptly in writing of any change of address.

     BY WIRE: You may authorize the Fund to transmit redemption proceeds by wire provided you send written instructions with a signature guarantee at the time of redemption. Proceeds from your redemption will usually be transmitted on the first business day following the redemption. However, the Fund may to hold redemption proceeds for up to seven days. If the shares to be redeemed were purchased by check, the redemption proceeds will not be wired until the purchase check has cleared, which may take up to seven days from the purchase date. A wire fee of up to $20 will be charged by the Funds, which is deducted from redemption proceeds.

REINSTATEMENT PRIVILEGE (Class A shares only)

     You may, within 90 days after you sell Class A shares, reinvest all or part of your redemption proceeds back into Class A shares at net asset value in an identically registered account. You must notify the transfer agent in writing, at the time you reinstate, that you are exercising your reinstatement privilege. You may exercise this privilege only once per year.

ADDITIONAL INFORMATION ABOUT REDEMPTIONS

     (1) Redemptions of Class B shares of the Fund may be subject to a CDSC if the shares are redeemed within the holding period prescribed in the applicable Distribution Plan. See Class B - Contingent Deferred Sales Charge Alternative on page 7 for the applicable holding period.

     (2) The redemption price may be more or less than your cost, depending on the net asset value of the Fund's portfolio next determined after your request is received.

     (3) A request to redeem shares in an IRA or similar retirement account must be accompanied by an IRS Form W4-P and must state a reason for withdrawal as specified by the IRS. Proceeds from the redemption of shares from a retirement account may be subject to withholding tax.

     (4) The Fund may redeem existing accounts and refuse a potential account the privilege of having an account in the Fund if the Fund reasonably determines that the failure to do so, would have a material adverse consequence to the Fund and its shareholders.

     (5) Excessive short-term trading has an adverse impact on effective portfolio management as well as upon Fund expenses. The Fund may refuse investments from shareholders who engage in short-term trading, including exchanges into the Fund.

     (6) The Fund has filed an election with the Securities and Exchange Commission which permits the Fund to make redemption payments in whole or in part in securities or other property. However, the Fund has committed to pay in cash all redemptions for any shareholder, limited in amount with respect to each shareholder during any ninety day period to the lesser of
     (a) $250,000 or (b) one percent of the net asset value of the Fund at the beginning of such period.

ACCOUNT CLOSING FEE

     In order to reduce Fund expenses, an account closing fee of $10 will be assessed to shareholders who redeem all shares in their Fund account and direct that redemption proceeds be directed to them by mail or wire. The charge is payable directly to the Fund's transfer agent which, in turn, will reduce its charges to the Fund by an equal amount. The account closing fee does not apply to exchanges between other funds of the Trust.

     The purpose of the charge is to allocate to redeeming shareholders a more equitable portion of the transfer agent's fee, including the cost of tax reporting, which is based upon the number of shareholder accounts. When a shareholder closes an account, the Fund must continue to carry the account on its books, maintain the account records and complete year-end tax reporting. With no assets, the account cannot pay its own expenses and imposes an unfair burden on remaining shareholders.

SMALL ACCOUNTS

     Fund accounts which fall, for any reason other than market fluctuations, below $2,500 (excluding IRA accounts) at any time during a month will be subject to a small account charge of $5 for that month which is deducted the next business day. The charge is payable directly to the Fund's transfer agent which, in turn, will reduce its charges to the Fund by an equal amount. The purpose of the charge is to allocate the cost of maintaining shareholder accounts more equitably among shareholders.

     Active automatic investment plan, UGMA/UTMA, and retirement plan accounts administered by the Fund's administrator or its agents or its affiliates will not be subject to the small account charge.

     In order to reduce expenses of the Fund, the Trust may redeem all of the shares in any shareholder account, other than an active automatic investment plan, UGMA/UTMA and retirement plan accounts, if, for a period of more than three months, the account has a net value of $500 or less and the reduction in value is not due to market action. If the Fund elects to close such accounts, it will notify shareholders whose accounts are below the minimum of its intention to do so, and will provide those shareholders with an opportunity to increase their accounts by investing a sufficient amount to bring their accounts up to the minimum amount within ninety (90) days of the notice. No account closing fee will be charged to investors whose accounts are closed under the mandatory redemption provision.

OTHER SERVICES

     The Fund has available a number of plans and services to meet the special needs of certain investors. Plans available include, but are not limited to:

     (1)  payroll deduction plans, including military allotments;
     (2)  custodial accounts for minors;
     (3)  a flexible, systematic withdrawal plan; and
     (4)  various   retirement  plans  such  as  IRA,   403(b)(7),   401(k)  and
          employer-adopted defined benefit and defined contribution plans.

     There is an annual charge for each retirement plan fund account with respect to which a service provider acts as custodian. If this charge is not paid separately prior to the last business day of a calendar year or prior to a total redemption, it will be deducted from the shareholder's account.

     Application forms and brochures describing these plans and services can be obtained from the Fund by calling 1-800-327-7170.

                              HOW SHARES ARE VALUED

     The price of your  shares is based on the Fund's net asset  value per share
(NAV). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.

     The Fund's assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value.

     Requests to purchase, exchange and sell shares are processed at the NAV next calculated after we receive your order in proper form.

                             DISTRIBUTIONS AND TAXES

     As a shareholder you are entitled to your share of the Fund's distributed net income and any net gains realized on its investments. Dividend and capital gains distributions will have tax consequences you should know about.

DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS

     The Fund intends to distribute substantially all of its net investment income as DIVIDENDS to its shareholders at the end of each calendar quarter. Short-term capital gains are distributed at the end of the calendar year and are included in net investment income. The Fund realizes long-term capital gains whenever it sells securities held for more than one year for a higher price than it paid for them. The Fund intends to distribute substantially all of its net realized long-term capital gains, if any, at the end of the calendar year as CAPITAL GAIN DISTRIBUTIONS. The Fund expects that its distributions will consist primarily of capital gains.

     Before they are distributed, net long-term capital gains are included in the value of each share. After they are distributed, the value of each share drops by the per-share amount of the distribution. If you reinvest the distribution, the total value of your account will not change.

     The Fund's portfolio has been highly concentrated, and diversification requirements under the Internal Revenue Code has necessitated the sale of securities at the end of each quarter for the Fund to qualify as a regulated investment company. These sales may result in the realization of additional capital gains and greater brokerage commission expenses (which will lower the Fund's total return), and there is no guarantee that the Fund will be able to qualify as a regulated investment company and thereby avoid paying corporate taxes.

REINVESTMENTS

     Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

     o you request the Fund in writing or by phone to pay dividend and/or capital gain distributions to you in cash, or

     o you direct the Fund to invest your distributions in any publicly available Pauze Fund(TM) for which you have previously opened an account.

     If your distribution check is returned, or not cashed after 180 days, we will reinvest the check into your account at the then-current net asset value and make future distributions in the form of additional shares.

TAXES

     Distributions are subject to federal income tax and also may be subject to state and local taxes. Each January, you will receive a tax statement showing the kinds and total amount of all distributions you received during the previous year. You must report distributions on your tax returns, even if they are reinvested in additional shares.

     Buying a dividend creates a liability. This means buying shares shortly before a net investment income or a capital gain distribution. You pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which is taxable.

     Redemptions and exchanges subject you to a tax on any capital gain. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be either short term (for shares held for one year or less) or long term (for shares held for more than one year).

     IMPORTANT: This is a brief summary of certain federal tax rules that apply to the Fund. Tax matters are highly individual and complex, and you should consult a qualified tax advisor about your personal situation

                             MANAGEMENT OF THE FUND

     Pauze, Swanson & Associates Investment Advisors Inc. d/b/a Pauze Swanson Capital Management Co.(TM), 14340 Torrey Chase Blvd., Suite 170, Houston, Texas 77014, the Fund's investment Advisor, is a Texas corporation which was registered with the Securities and Exchange Commission as an investment advisor in December, 1993. Philip C. Pauze, the Fund's portfolio manager and owner of the Advisor, has been responsible for the day-to-day management of the Fund since inception.

     Mr. Pauze has specialized in providing investment management for the assets of pre-need funeral accounts, trusts, small institutions, and retirement plans since 1985. Mr. Pauze assisted the California Funeral Directors Association in establishing the California Master Trust (the "CMT") and has managed the investment portfolio since inception. CMT's investment performance has been highly rated by independent evaluators. In addition to the CMT, Mr. Pauze serves as the financial consultant to the government bond portfolio of the Pennsylvania Funeral Trust, to the American Funeral Trust, a nationwide funeral trust, and to the California and Pennsylvania Funeral Directors Association's Retirement Plans. Mr. Pauze has over fourteen years experience managing assets for companies involved in the death care industry. Mr. Pauze has been President of the Trust since January 10, 1994.

     The  Fund's  Advisor   furnishes  an  investment   program  for  the  Fund,
determines, subject to the overall supervision and review of the Board of Trustees of the Trust, what investments should be purchased, sold and held, and makes changes on behalf of the Trust in the investments of the Fund. For the fiscal year ended April 30, 1999, the Advisor received advisory fees of 0.38% of net assets from the Fund.

           ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES AND RISKS

     Although the Fund attempts to replicate the performance of the Index, the Fund's ability to do so will also be affected by factors such as the size of the Fund's portfolio, transaction costs, management fees and expenses, brokerage commissions, timing of cash flows into and out of the Fund, the Fund's policy of minimizing transaction costs and tax liability from capital gains distributions, and changes in securities markets and the Index itself. Further, because the Index is dominated by only a few companies, changes in the status of any of these companies will have a pronounced effect on the performance of the Index and the Fund. Tax laws and other regulatory requirements may prohibit the Fund from investing in these companies to the extent necessary to mirror their representation in the Index, which may cause the Fund's portfolio and performance to vary significantly from the Index.

     The Index is a market capitalization weighted index, with each stock affecting the Index in proportion to its total market value attributable to death care. The Fund's Advisor, as developer and owner of the Index, is responsible for selecting and maintaining the list of stocks to be included in the Index. The Index is published by the American Stock Exchange under the symbol "RIP" pursuant to a licensing agreement between the Advisor and the American Stock Exchange. Only stocks of companies which derive at least 15% of their revenues from the provision of goods and/or services to the death care sector of the economy and have market capitalization attributable to death care of at least $50 million are eligible for inclusion. Information about the companies' revenues is provided by each company, which may or may not be accurate. In addition, the company must either be a U.S. company, or if not, its stock must be traded on a U.S. stock exchange. Inclusion of a stock in the Index in no way implies an opinion by the Advisor as to the stock's attractiveness as an investment. The Index is unmanaged, and the Advisor is therefore obligated to include in the Index any stock which meets the above described criteria for inclusion.

     The Fund may engage in option transactions involving individual securities and market indexes. An option involves either (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and market indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter markets. Options on the Pauze Tombstone Common Stock IndexTM are not currently traded on an exchange or in the over-the-counter markets. To cover the potential obligations involved in writing options, the Fund will own the underlying security, or the Fund will segregate with the Custodian (a) high grade liquid debt assets sufficient to purchase the underlying security, or (b) high grade liquid debt assets equal to the market value of the stock index.

     The purchase and writing of options requires additional skills and techniques beyond normal portfolio management, and involves certain risks. The purchase of options limits the Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When the Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can effect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if the Fund does not exercise the option or, in the case of over-the-counter options, the writer does not perform its obligations.

     The Fund may make short and long term loans of its portfolio securities. Under the lending policy authorized by the Board of Trustees and implemented by the Advisor in response to requests of broker/dealers or institutional investors which the Advisor deems qualified, the borrower must agree to maintain collateral, in the form of cash or U.S. government obligations, with the Fund on a daily mark-to-market basis in an amount at least equal to 100% of the value of the loaned securities. The Fund will continue to receive dividends or interest on the loaned securities and may terminate such loans at any time or reacquire such securities in time to vote on any matter which the Board of Trustees determines to be serious. With respect to loans of securities, there is the risk that the borrower may fail to return the loaned securities or that the borrower may not be able to provide additional collateral.

     The investment objective of the Fund is fundamental, and may be changed by the Board of Trustees without shareholder approval. Any such change may result in the Fund having an investment objective different from what the shareholder considered appropriate at the time of investment in the Fund.

                                 YEAR 2000 ISSUE

     Like other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Advisor or the Fund's various service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue."

     The Advisor has taken steps that it believes are reasonably designed to address the Year 2000 Issue with respect to computer systems that are used and to obtain reasonable assurances that comparable steps are being taken by the Fund's major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund. In addition, the Advisor cannot make any assurances that the Year 2000 Issue will not affect the companies in which the Fund invests or worldwide markets and economies.

FINANCIAL HIGHLIGHTS

     The following condensed financial information has been audited by Tait, Weller & Baker, the Fund's independent accountants. The information should be read in conjunction with the audit report and financial statements included in the 1999 Annual Report to Shareholders. In addition to the data set forth below, further information about performance of the Fund is contained in the Annual Report which may be obtained without charge from the Fund's distributor. The presentation is for a share outstanding throughout each period.

                                                           For the       For the          For the       For the
                                                          year ended    year ended       year ended    Year ended
                                                           April 30,     April 30,        April 30,     April 30,
                                                             1999          1998             1999          1998
                                                           Class A       Class A          Class B       Class B
                                                           --------      --------         --------      --------
Net asset value, beginning of year                         $  10.71      $  10.00         $  10.64      $  10.00
                                                           --------      --------         --------      --------
Income from investment operations:
     Net investment loss                                      (0.03)        (0.16)           (0.15)        (0.22)
     Net realized and unrealized gain (loss)
        on investments                                        (3.95)         0.87            (3.87)         0.86
                                                           --------      --------         --------      --------
Total from investment operations                              (3.98)         0.71            (4.02)         0.64
                                                           --------      --------         --------      --------
Distributions from net realized gain on investments           (1.59)           --            (1.59)           --
                                                           --------      --------         --------      --------
Net asset value, end of year                               $   5.14      $  10.71         $   5.03      $  10.64
                                                           ========      ========         ========      ========

Total return                                                 (43.02)%        7.20%(a)       (43.76)%        6.49%(a)

Ratios/Supplemental Data:
     Net assets, end of year (000)                         $    569      $  1,419         $    524      $  3,476
     Ratio of expenses to average net assets                   2.06%         3.36%(b)         2.81%          4.1%(b)
     Ratio of net investment loss to average net assets       (0.30)%       (2.08)%(b)       (1.05)%       (2.86)%(b)
     Portfolio turnover rate                                 278.24%        124.2%          278.24%        124.2%

=================================================================================================================

(a)  Annualized from commencement of investment activity, May 6, 1997.
(b) Net investment income is net of expense reimbursements and fee waivers of $.002 and $.002 per share for Class A and Class B, respectively. Had such reimbursements not been made, the expense ratio would have been 3.51% and 4.25% for Class A and Class B, respectively, and the net investment income ratio would have been (2.22)% and (3.01)% for Class A and Class B respectively.

                               INVESTMENT ADVISOR
                    Pauze Swanson Capital Management Co. (TM)
                     14340 Torrey Chase Boulevard, Suite 170
                              Houston, Texas 77014


                         ADMINISTRATOR & TRANSFER AGENT
                             Champion Fund Services
                     14340 Torrey Chase Boulevard, Suite 170
                              Houston, Texas 77014


                                   DISTRIBUTOR
                            B.C. Ziegler and Company
                               215 North Main St.
                           West Bend, Wisconsin 53095


                                    CUSTODIAN
                                Firstar Bank, N.A
                                425 Walnut Street
                             Cincinnati, Ohio 45202


                                   ACCOUNTANTS
                              Tait, Weller & Baker
                         8 Penn Center Plaza, Suite 800
                             Philadelphia, PA 19103


                                  LEGAL COUNSEL
                             Brown, Cummins & Brown
                                3500 Carew Tower
                                 441 Vine Street
                             Cincinnati, Ohio 45202

                                 PAUZE FUNDS(TM)

Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated by reference into this Prospectus, contains detailed information on Fund policies and operation. Shareholder reports contain management's discussion of market conditions, investment strategies and performance results as of the Fund's latest semi-annual or annual fiscal year end.

     Call the Fund at 800-327-7170 to request free copies of the SAI and the Fund's annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries.

     You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission Internet site at Public Reference Room in Washington, D.C. Call the SEC at 800-SEC-0330 for room hours and operation. You may also obtain Fund information on the SEC's Internet site at http://www.sec.gov , and copies of this information may be obtained by sending a written request and duplicating fee to the Public Reference Section of the SEC, Washington, D.C. 20549-6609.

                       Investment Company Act # 811-08148